UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd         Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
AMSR Trust, Series 2016-SFR1, Class E, 4.15%, 11/17/33 (a)(b)	USD	487	$494,991
BCMSC Trust, Series 1999-A, Class A2, 5.80%, 3/15/29 (b)		95	97,611
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE1, Class 2M3, 1.48%, 2/25/36 (b)		1,776	1,563,687
BlueMountain CLO Ltd., Series 2012-1A, Class E, 6.66%, 7/20/23 (a)(b)		1,000	1,000,969
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class D, 5.93%, 10/16/25 (a)(b)		250	242,471
Colony Starwood Homes Trust, Series 2016-2A, Class E, 4.35%, 12/17/33 (a)(b)		100	103,150
Conn’s Receivables Funding LLC, Series 2016-B, Class A, 3.73%, 10/15/18 (a)		61	61,515
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4, 5.85%, 7/15/37 (a)(b)		642	664,327
GSAMP Trust, Series 2004-NC2, Class M1, 2.07%, 10/25/34 (b)		58	56,044
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A4, 1.24%, 12/25/36 (b)		494	210,148
Invitation Homes Trust:
Series 2015-SFR3, Class E, 4.74%, 8/17/32 (a)(b)		72	73,085
Series 2015-SFR3, Class F, 5.74%, 8/17/32 (a)(b)		100	101,782
National Collegiate Student Loan Trust:
Series 2004-2, Class B, 1.56%, 12/26/33 (b)		101	80,298
Series 2005-3W, Class A51, 1.28%, 10/25/33 (a)(b)		74	68,677
Series 2006-1, Class A5, 1.37%, 3/25/33 (b)		324	282,814
Series 2007-1, Class A4, 1.33%, 10/25/33 (b)		560	439,858
Series 2007-2, Class A4, 1.31%, 1/25/33 (b)		100	80,562
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.66%, 10/25/25 (a)(b)		2,000	1,918,129
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1, Class A2D, 1.37%, 3/25/37 (b)		365	197,026
Total Asset-Backed Securities — 7.5%			7,737,144

Common Stocks	Shares	Value
Aerospace & Defense — 0.0%
HEICO Corp., Class A	745	$46,674
Air Freight & Logistics — 0.0%
FedEx Corp.	162	31,402
Banks — 0.1%
Bank of Kyoto Ltd.	6,186	52,171
SunTrust Banks, Inc.	1,000	53,370

		105,541
Beverages — 0.5%
Molson Coors Brewing Co., Class B (c)	5,146	487,789
Biotechnology — 0.0%
Actelion Ltd. — ADR (d)	587	41,583
Capital Markets — 0.6%
Avista Healthcare Public Acquisition Corp. (d)	7,000	71,960
Boulevard Acquisition Corp. II (d)	6,100	62,525
Boulevard Acquisition Corp. II, Class A (d)	13,881	138,810
Capitol Acquisition Corp. III (d)	6,800	74,664
Double Eagle Acquisition Corp. (d)	6,989	73,245
GP Investments Acquisition Corp. (d)	7,100	71,497
Kayne Anderson Acquisition Corp. (d)	5,906	58,824
National Energy Services Reunited Corp. (d)	6,194	61,692
Silver Run Acquisition Corp. II (d)	2,503	26,282

		639,499
Chemicals — 0.6%
Albemarle Corp.	1,179	133,934
BASF SE	4,566	431,619
Monsanto Co.	408	47,907

		613,460
Construction Materials — 0.2%
LafargeHolcim Ltd.	3,838	230,935
Diversified Telecommunication Services — 1.0%
SFR Group SA (d)	769	27,128
Telecom Italia SpA	301,129	232,442
Verizon Communications, Inc. (c)	16,683	778,095

		1,037,665
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA — ADR (d)	3,720	19,084
Enel SpA	47,905	256,456
Vistra Energy Corp. (d)	21,757	321,350

		596,890
Electrical Equipment — 0.3%
Prysmian SpA	5,707	158,909
Rockwell Automation, Inc. (c)	1,275	202,368

		361,277

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	NZD	New Zealand Dollar
ASX	Australia Stock Exchange	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AUD	Australian Dollar	FKA	Formerly Known As	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	FTSE	Financial Times Stock Exchange	S&P	Standard & Poor’s
CHF	Swiss Franc	GBP	British Pound	SEK	Swedish Krona
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
DKK	Danish Krone	LIBOR	London Interbank Offered Rate	TOPIX	Tokyo Stock Price Index
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	USD	U.S. Dollar
ETN	Exchange-Traded Note	NOK	Norwegian Krone

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	1

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Energy Equipment & Services — 1.4%
Borr Drilling Ltd. (d)	35,715	$126,809
C&J Energy Services, Inc. (d)	10,115	341,482
Halliburton Co. (c)	22,335	1,009,319

		1,477,610
Equity Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group, Inc.	180	27,765
Food & Staples Retailing — 0.0%
Rite Aid Corp. (d)	5,852	19,955
Food Products — 0.3%
Mead Johnson Nutrition Co.	3,260	291,509
Health Care Equipment & Supplies — 0.1%
Alere, Inc. (d)	1,327	64,372
CR Bard, Inc.	262	80,547
Terumo Corp.	40	1,626

		146,545
Health Care Providers & Services — 0.0%
Cardinal Health, Inc.	426	31,648
MEDNAX, Inc. (d)	252	13,684

		45,332
Hotels, Restaurants & Leisure — 0.0%
Belmond Ltd., Class A (d)	1,518	18,747
Household Products — 0.0%
HRG Group, Inc. (d)	723	13,715
Insurance — 0.1%
Crawford & Co., Class A	8,565	68,777
Internet & Direct Marketing Retail — 0.1%
Ctrip.com International Ltd — ADR (d)	2,542	138,920
Internet Software & Services — 1.7%
Alphabet, Inc. Class C (c)(d)	472	455,414
Alphabet, Inc., Class A (c)(d)	631	622,854
Sohu.com, Inc. (d)	1,589	71,330
United Internet AG	5,756	317,128
Yahoo!, Inc. (c)(d)	4,918	247,474

		1,714,200
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	10,495	702,220
Media — 0.8%
Comcast Corp., Class A (e)	10,910	454,838
DISH Network Corp., Class A (d)	1,314	83,794
Liberty Broadband Corp., Class A (d)	863	76,160
Liberty Global PLC, Class A (d)	220	6,728
Liberty Media Group LLC, Class A (d)	902	28,774
Liberty SiriusXM Group, Class A (d)	999	41,628
Naspers Ltd. — ADR	1,592	33,082
Time Warner, Inc.	480	47,755
Time, Inc.	3,521	44,013

		816,772
Metals & Mining — 0.8%
Alcoa Corp. (d)	1,894	62,388
BHP Billiton PLC — ADR	20,733	628,210
Vale SA — ADR	13,683	114,527

		805,125
Multiline Retail — 0.6%
Dollar General Corp.	7,942	582,863
Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	10,822	546,836
Berry Petroleum Co. LLC	15,668	172,348

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co. LLC Escrow	208	$2,080
Blue Ridge Mountain Resources, Inc. (d)	20,500	184,500
Concho Resources, Inc. (d)	3,966	502,809
ConocoPhillips	11,785	526,672
Golar LNG Ltd.	266	6,188
Kinder Morgan, Inc.	5,958	111,772
Midstates Petroleum Co., Inc. (d)	19,863	340,849
Pioneer Natural Resources Co. (c)	1,882	314,031
Royal Dutch Shell PLC, Class A — ADR	835	45,432
Tex Energy LLC (f)	20,007	21,007

		2,774,524
Personal Products — 0.2%
Edgewell Personal Care Co. (d)	1,528	111,758
Estee Lauder Cos., Inc., Class A	374	35,208
Unilever PLC — ADR	1,568	87,212

		234,178
Pharmaceuticals — 0.1%
Bayer AG	597	79,325
Horizon Pharma Plc (d)	1,918	19,180

		98,505
Road & Rail — 0.2%
CSX Corp.	3,953	214,134
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	9,220	332,934
NXP Semiconductors NV (d)	3,913	430,039

		762,973
Software — 1.1%
Microsoft Corp.	4,805	335,581
salesforce.com, Inc. (d)	3,649	327,096
Symantec Corp.	14,141	428,614

		1,091,291
Specialty Retail — 0.5%
Cabela’s, Inc. (d)	727	38,407
Lowe’s Cos, Inc.	5,567	438,513

		476,920
Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc., Class V (d)	2,400	166,536
HP, Inc.	19,432	364,544

		531,080
Textiles, Apparel & Luxury Goods — 0.1%
Kate Spade & Co. (d)	825	15,197
Lululemon Athletica, Inc. (d)	299	14,433
NIKE, Inc., Class B	461	24,428

		54,058
Tobacco — 0.5%
Reynolds American, Inc.	7,721	519,237
Trading Companies & Distributors — 0.1%
Fastenal Co.	682	29,442
WW Grainger, Inc.	160	27,565

		57,007
Total Common Stocks — 17.2%		17,876,677

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/01/24 (g)	USD	240	$250,500
Automobiles — 0.5%
Tesla, Inc.:
1.25%, 3/01/21 (c)(g)		98	107,739
2.38%, 3/15/22 (c)(g)		337	399,766

			507,505
Banks — 0.2%
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)		200	203,230
Biotechnology — 0.3%
Flexion Therapeutics, Inc., 3.38%, 5/01/24 (a)(c)(g)		152	143,640
ImmunoGen, Inc., 4.50%, 7/01/21 (a)(c)(g)		100	129,688

			273,328
Communications Equipment — 0.2%
Palo Alto Networks, Inc., 0.00%, 7/01/19 (c)(g)		152	185,915
Diversified Financial Services — 0.5%
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		244	228,140
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (a)		231	263,918

			492,058
Diversified Telecommunication Services — 0.5%
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		253	227,700
Telefonica Participaciones SAU, 4.90%, 9/25/17 (a)(g)	EUR	300	323,459

			551,159
Energy Equipment & Services — 0.1%
Ensco Jersey Finance, Ltd., 0.00%	USD	121	101,943
Equity Real Estate Investment Trusts (REITs) — 0.2%
Colony Starwood Homes, 3.50%, 1/15/22 (a)(c)(g)		170	181,581
Health Care Providers & Services — 0.0%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		30	31,102
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Operating Co, Inc.:
11.25%, 6/01/17 (d)(h)		75	89,813
9.00%, 2/15/20 (d)(h)		198	241,682
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 11.00%, 10/01/21		292	314,309

			645,804
Internet & Direct Marketing Retail — 0.2%
Ctrip.com International Ltd., 1.25%, 10/15/18 (c)(g)		175	249,266
Internet Software & Services — 0.1%
SINA Corp., 1.00%, 12/01/18 (c)(g)		75	78,984
Media — 0.4%
DISH Network Corp., 2.38%, 3/15/24 (a)(c)(g)		195	203,897
Liberty Media Corp.-Liberty Formula One, 1.00%, 1/30/23 (a)(c)(g)		162	177,593

			381,490
Oil, Gas & Consumable Fuels — 2.6%
Berry Petroleum Co. LLC, 6.38%, 9/15/22 (d)(f)(h)		400	40
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22 (d)(h)		403	113,848

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21	USD	243	$217,485
Continental Resources, Inc., 4.90%, 6/01/44		338	289,200
Golar LNG Ltd., 2.75%, 2/15/22 (a)(c)(g)		163	151,386
NGPL PipeCo LLC, 7.77%, 12/15/37 (a)		513	609,188
Northern Oil and Gas, Inc., 8.00%, 6/01/20		449	359,200
Transocean Proteus Ltd., 6.25%, 12/01/24 (a)		413	425,390
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20 (d)(h)		274	123,300
Williams Cos., Inc., 7.50%, 1/15/31		370	438,450

			2,727,487
Pharmaceuticals — 0.1%
Innoviva, Inc., 2.13%, 1/15/23 (g)		180	162,450
Software — 0.6%
RealPage, Inc., 1.50%, 11/15/22 (a)(g)		307	320,048
ServiceNow, Inc., 0.00%, 6/01/22 (a)(g)(i)		305	306,906

			626,954
Specialty Retail — 0.2%
RH, 0.00%, 7/15/20 (a)(c)(g)		196	164,885
Thrifts & Mortgage Finance — 0.2%
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (a)		189	179,550
Trading Companies & Distributors — 0.2%
Kaman Corp., 3.25%, 5/01/24 (a)(g)		178	176,888
Total Corporate Bonds — 7.9%			8,172,079

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services — 4.1%
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.60%, 12/07/20		3,194	2,134,899
New LightSquared LLC, Loan, 9.85%, 6/15/20		2,255	2,167,358

			4,302,257
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-6 Loan, 10.25%, 10/31/17 (d)(h)		243	285,308
Pharmaceuticals — 0.5%
P&L Development, LLC (Aaron Industries, LLC), Term Loan, 8.00%, 5/18/22		500	495,000
Specialty Retail — 0.4%
Toys ’R’ Us-Delaware, Inc., Term B-4 Loan, 9.95%, 4/24/20		492	416,098
Thrifts & Mortgage Finance — 0.2%
Walter Investment Management Corp., Tranche B Term Loan, 4.79%, 12/18/20		197	178,499
Total Floating Rate Loan Interests — 5.5%			5,677,162

Foreign Government Obligations		Par (000)	Value
Canada — 0.3%
Canadian Government Bond, 1.75%, 9/01/19	CAD	398	301,482

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	3

Consolidated Schedule of Investments (continued)

Foreign Government Obligations		Par (000)		Value
Greece — 0.2%
Hellenic Republic, 4.75%, 4/17/19 (a)	EUR	200		$220,669
Total Foreign Government Obligations — 0.5%				522,151

Investment Companies		Shares		Value
Adams Diversified Equity Fund, Inc.		3,985		56,746
Adams Natural Resources Fund, Inc.		8,135		152,613
Blackrock Event Driven Equity Fund, Institutional Class (j)		871,401		8,234,740
Boussard & Gavaudan Holding Ltd. (d)		117,500		2,577,189
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN		2,887		52,948
GDL Fund		8,043		81,476
iPath S&P 500 VIX Mid-Term Futures ETN (d)(k)		3,834		92,898
iPath S&P 500 VIX Short-Term Futures ETN (d)(k)		5,347		72,078
iShares MSCI Brazil Capped ETF (e)(j)		1,319		46,389
Liberty All Star Equity Fund		10,899		60,707
Pershing Square Holdings Ltd. (d)		2,402		37,351
SPDR S&P 500 ETF Trust		794		191,703
Technology Select Sector SPDR Fund		4,174		235,956
Turkish Investment Fund, Inc.		13,775		129,485
VanEck Vectors Gold Miners ETF		6,015		136,480
VelocityShares Daily Inverse VIX Short-Term ETN (d)(k)		1,317		104,451
Total Investment Companies — 11.8%				12,263,210

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Collateralized Mortgage Obligations — 5.5%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 1.52%, 1/25/36 (b)	USD	2,569		2,557,631
Series 2006-4, Class 23A4, 3.41%, 8/25/36 (b)		2,047		1,313,178
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A1, 1.57%, 1/25/36 (b)		122		84,679
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 1.18%, 2/25/37 (b)		1,401		1,293,118
Lehman XS Trust Series, Series 2007-12N, Class 1A2, 1.14%, 7/25/47 (b)		—	(l)	7
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A1, 1.20%, 1/25/37 (b)		299		269,170
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-7, Class A1B, 1.10%, 9/25/36 (b)		355		165,397

				5,683,180
Commercial Mortgage-Backed Securities — 2.1%
BLCP Hotel Trust, Series 2014-CLRN, Class E, 4.66%, 8/15/29 (a)(b)		182		183,144
CD Mortgage Trust, Series 2017-CD4, Class D, 3.30%, 5/10/50 (a)		46		38,392
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class D, 3.90%, 2/10/49 (b)		150		135,501
FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.98%, 8/25/23 (a)(b)		1,455		1,449,679

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, 4.74%, 4/15/27 (a)(b)	USD	360	$351,579

			2,158,295
Total Non-Agency Mortgage-Backed Securities — 7.6%			7,841,475

Other Interests (m)		Beneficial Interest (000)	Value
Electric Utilities — 0.0%
Vistra Energy Corp. (d)(f)		1,200	12

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 0.3%
HSH Nordbank AG, 7.25% (n)		994	272,883
Preferred Stocks		Shares	Value
Aerospace & Defense — 0.3%
Arconic, Inc., 5.38%, 10/01/17 (g)		7,094	304,829
Capital Markets — 0.2%
Virtus Investment Partners, Inc., 7.25%, 2/01/20 (c)(g)		2,500	233,975
Chemicals — 0.1%
Rayonier Advanced Materials, Inc., 8.00%, 8/15/19 (c)(g)		535	67,554
Electronic Equipment, Instruments & Components — 0.5%
Belden, Inc., 6.75%, 7/15/19 (c)(g)		2,641	263,651
MTS Systems Corp., 8.75%, 7/01/19 (c)(g)		2,058	245,725

			509,376
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., 6.13%, 5/01/20 (g)		1,486	79,516
Household Durables — 0.0%
Multi-Utilities — 0.5%
Dominion Energy, Inc., 6.75%, 8/15/19 (g)		4,657	239,277
Dominion Energy, Inc., 6.38%, 7/01/17 (g)		6,792	343,743

			583,020
Oil, Gas & Consumable Fuels — 0.2%
Berry Petroleum Co. LLC, 0.00% (n)		14,280	182,070
Hess Corp., 8.00%, 2/01/19 (g)		211	11,835
Southwestern Energy Co., 6.25%, 1/15/18 (g)		200	3,054

			196,959
Pharmaceuticals — 0.1%
Allergan PLC, 5.50%, 3/01/18 (g)		168	134,529
Semiconductors & Semiconductor Equipment — 0.0%
SunEdison, Inc., 6.75% (c)(g)(n)		250	25
Thrifts & Mortgage Finance — 0.2%
Fannie Mae, 8.25% (n)		27,000	172,800
Total Preferred Stocks — 2.2%			2,347,041
Total Preferred Securities — 2.5%			2,619,924

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Taxable Municipal Bonds — 0.2%		Par (000)	Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.75%, 7/01/37	USD	305	$247,843

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 3.0%
Fannie Mae:
Series 1997-85, Class M, 6.50%, 12/25/27		643	91,220
Series 2001-61, Class SH, 6.90%, 11/18/31 (b)		122	24,270
Series 2006-126, Class CS, 5.68%, 1/25/37 (b)		541	102,627
Series 2007-77, Class SK, 4.85%, 8/25/37 (b)		497	79,658
Series 2007-88, Class VI, 5.52%, 9/25/37 (b)		436	91,385
Series 2008-87, Class AS, 6.63%, 7/25/33 (b)		198	41,393
Series 2011-129, Class S, 4.48%, 3/25/37 (b)		530	24,176
Series 2015-66, Class AS, 5.23%, 9/25/45 (b)		505	85,948
Series 345, Class 15, 6.00%, 3/25/34 (b)		611	133,927
Freddie Mac:
Series 2416, Class SV, 6.76%, 5/15/31 (b)		402	72,587
Series 303, Class 110, 3.72%, 1/15/43 (b)		460	84,012
Series 3031, Class BI, 5.70%, 8/15/35 (b)		474	107,307
Series 4413, Class WI, 1.67%, 10/15/41 (b)		949	52,433
Ginnie Mae:
Series 2003-52, Class SE, 5.61%, 6/16/33 (b)		469	86,363
Series 2004-46, Class S, 6.09%, 6/20/34 (b)		378	81,092
Series 2005-69, Class SY, 5.74%, 11/20/33 (b)		198	37,169
Series 2011-159, Class PI, 5.50%, 3/16/41		840	144,264
Series 2012-16, Class NI, 6.00%, 5/20/39		345	80,630
Series 2012-H08, Class XA, 3.33%, 9/20/60 (b)		1,515	84,255
Series 2013-44, Class IB, 5.00%, 5/16/42		409	98,818
Series 2014-183, Class IM, 5.00%, 6/20/35		532	130,762
Series 2014-2, Class TI, 5.50%, 1/20/44		414	81,348
Series 2015-102, Class IT, 0.10%, 7/16/41 (b)		17,987	72,214
Series 2015-80, Class IH, 0.99%, 5/20/44 (b)		2,546	86,208
Series 2015-84, Class IO, 3.50%, 5/16/42		650	123,101
Series 2015-95, Class KI, 6.00%, 2/20/43		375	91,767
Series 2015-H17, Class BI, 1.90%, 6/20/65 (b)		862	93,450
Series 2016-12, Class KI, 5.00%, 9/20/38		240	60,979
Series 2016-69, Class WI, 4.50%, 5/20/46		1,022	237,738
Series 2016-75, Class SA, 4.99%, 5/20/40 (b)		688	104,863

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2016-78, Class TI, 5.50%, 9/20/36	USD	1,178	$91,101
Series 2016-80, Class CI, 5.00%, 4/20/39		407	35,971
Series 2016-H07, Class NI, 2.42%, 2/20/66 (b)		587	62,366
Series 2016-H11, Class EI, 2.50%, 4/20/66 (b)		898	100,478
Series 2016-H15, Class AI, 2.33%, 7/20/66 (b)		805	98,104

			3,073,984
Total U.S. Government Sponsored Agency Securities — 3.0%			3,073,984

Warrants		Shares	Value
Banks — 0.7%
Associated Banc-Corp. (Issued/exercisable 12/01/11, 1 Share for 1 Warrant, Expires 11/21/18, Strike Price $19.77)		12,132	54,594
SunTrust Banks, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)		20,695	233,647
TCF Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $16.93)		33,322	37,987
Zions Bancorporation (Issued/exercisable 5/20/10, 1.018 Shares for 1 Warrant, Expires 5/22/20, Strike Price $35.89)		36,023	362,752

			688,980
Chemicals — 0.0%
AgroFresh Solutions, Inc. (Issued 3/31/14, exercisable 4/07/14, 1 Share for 1 Warrant, Expires 2/19/19, Strike Price $11.50)		51,522	43,794
Food Products — 0.0%
Hostess Brands, Inc. (Issued 10/16/15, exercisable 10/16/16, 0.5 Shares for 1 Warrant, Expires 11/04/21, Strike Price $11.50)		7,846	21,969
Hotels, Restaurants & Leisure — 0.2%
Del Taco Restaurants, Inc. (Issued/exercisable 1/03/14, 1 Share for 1 Warrant, Expires 6/30/20, Strike Price $11.50)		48,729	163,242
Machinery — 0.1%
Blue Bird Corp. (Issued/exercisable 3/10/14, 0.5 Shares for 1 Warrant, Expires 2/24/20, Strike Price $11.50)		29,426	101,520
Media — 0.0%
Hemisphere Media Group, Inc. (Issued/exercisable 8/19/11, 0.5 Shares for 1 Warrant, Expires 4/04/18, Strike Price $12.00)		21,409	4,496
Metals & Mining — 0.0%
Alio Gold, Inc. (Issued/exercisable 11/30/16, 1 Share for 1 Warrant, Expires 5/30/18, Strike Price CAD 7.00)		8,977	1,296

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	5

Consolidated Schedule of Investments (continued)

Warrants	Shares	Value
Metals & Mining (continued)
New Gold, Inc. (Issued/exercisable 6/28/07, 1 Share for 1 Warrant, Expires 6/28/17, Strike Price CAD 15.00)	13,128	$49

		1,345
Pharmaceuticals — 0.0%
EyeGate Pharmaceuticals, Inc. (Issued/exercisable 7/31/15, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $10.62)	35,851	3,388
Semiconductors & Semiconductor Equipment — 0.0%
Sunworks, Inc. (Issued/exercisable 3/03/15, 1 Share for 1 Warrant, Expires 3/09/20, Strike Price $4.15)	17,095	6,274
Technology Hardware, Storage & Peripherals — 0.0%
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $16.12)	18,103	6,517
Total Warrants — 1.0%		1,041,525
Total Long-Term Investments (Cost — $63,762,719) — 64.7%		67,073,186

Short-Term Securities	Shares	Value
Money Market Funds — 30.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.67% (j)(o)	31,539,448	31,539,448
Total Short-Term Securities (Cost — $31,539,448) — 30.4%		31,539,448

Options Purchased		Value
(Cost — $778,901) — 0.8%		882,765
Total Investments Before Options Written and Investments Sold Short (Cost — $96,081,068*) — 95.9%		99,495,399

Options Written		Value
(Premiums Received — $338,212) — (0.4)%		(467,692)

Investments Sold Short

Common Stocks	Shares	Value
Aerospace & Defense — (0.5)%
Arconic, Inc.	9,010	(247,505)
HEICO Corp.	740	(54,915)
United Technologies Corp.	1,503	(182,284)

		(484,704)
Air Freight & Logistics — (0.1)%
Atlas Air Worldwide Holdings, Inc.	2,374	(115,614)
United Parcel Service, Inc., Class B	287	(30,413)

		(146,027)
Automobiles — (0.6)%
Tesla, Inc.	929	(316,798)
Toyota Motor Corp. — ADR	2,635	(283,368)

		(600,166)

Common Stocks	Shares	Value
Banks — (2.3)%
ABN AMRO Group NV	4,850	$(125,246)
Associated Banc-Corp.	5,937	(141,597)
Suntrust Banks, Inc.	17,492	(933,548)
TCF Financial Corp.	13,447	(202,512)
Zions Bancorporation	23,711	(950,100)

		(2,353,003)
Biotechnology — (0.1)%
Flexion Therapeutics, Inc.	2,255	(38,538)
ImmunoGen, Inc.	16,472	(75,936)

		(114,474)
Capital Markets — (0.2)%
Virtus Investment Partners, Inc.	1,770	(178,239)
Chemicals — (0.2)%
AgroFresh Solutions, Inc.	16,535	(116,241)
Rayonier Advanced Materials, Inc.	3,193	(55,526)

		(171,767)
Communications Equipment — (0.1)%
Palo Alto Networks, Inc.	919	(108,984)
Diversified Telecommunication Services — (0.2)%
Telefonica SA	14,015	(156,266)
Telefonica SA — ADR	1,577	(17,694)

		(173,960)
Electric Utilities — (0.0)%
Centrais Eletricas Brasileiras SA — ADR	3,726	(15,388)
Electronic Equipment, Instruments & Components — (1.3)%
Amphenol Corp., Class A	5,111	(381,281)
Belden, Inc.	2,821	(200,291)
Corning, Inc.	20,964	(610,052)
MTS Systems Corp.	4,039	(209,422)

		(1,401,046)
Energy Equipment & Services — (1.0)%
Baker Hughes, Inc.	5,232	(288,545)
Ensco PLC	2,616	(16,324)
National Oilwell Varco, Inc.	10,282	(335,913)
Schlumberger Ltd.	5,376	(374,116)

		(1,014,898)
Equity Real Estate Investment Trusts (REITs) — (0.8)%
Colony Starwood Homes	3,257	(112,594)
Digital Realty Trust, Inc.	3,466	(409,647)
Public Storage	1,610	(346,714)

		(868,955)
Food Products — (0.9)%
Hormel Foods Corp	12,089	(406,553)
Hostess Brands, Inc.	2,904	(45,709)
Kraft Heinz Co.	5,416	(499,355)

		(951,617)
Health Care Equipment & Supplies — (0.1)%
Becton Dickinson and Co.	393	(74,368)
Hotels, Restaurants & Leisure — (0.7)%
Ctrip.com International Ltd. — ADR	4,837	(264,342)
Del Taco Restaurants, Inc.	33,126	(425,007)
Marriott International, Inc., Class A	197	(21,207)

		(710,556)
Household Durables — (0.0)%
William Lyon Homes, Class A	2,330	(52,775)

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Household Products — (0.4)%
Procter & Gamble Co.	4,649	$(409,530)
Industrial Conglomerates — (0.1)%
General Electric Co.	3,266	(89,423)
Insurance — (0.1)%
Crawford & Co., Class B	8,422	(78,746)
Internet Software & Services — (0.3)%
Alibaba Group Holding Ltd. — ADR	1,730	(211,856)
SINA Corp.	246	(24,101)
Tencent Holdings Ltd. — ADR	1,404	(48,368)

		(284,325)
IT Services — (1.2)%
DXC Technology Co.	2,540	(196,901)
Infosys Ltd. — ADR	34,150	(515,665)
International Business Machines Corp.	3,639	(555,421)

		(1,267,987)
Machinery — (0.3)%
Blue Bird Corp.	13,093	(238,947)
Deere & Co.	272	(33,309)

		(272,256)
Media — (0.4)%
Altice NV, Class A	2,197	(54,665)
DISH Network Corp.	1,421	(90,617)
Hemisphere Media Group, Inc.	3,619	(40,714)
Liberty Broadband Corp., Class C	814	(72,584)
Liberty Media Group LLC, Class C	3,591	(119,580)
Liberty SiriusXM Group, Class C	987	(41,128)
New York Times Co., Class A	2,862	(50,371)

		(469,659)
Metals & Mining — (0.2)%
BHP Billiton Ltd. — ADR	4,186	(146,887)
Vale SA — ADR	13,173	(104,067)

		(250,954)
Multi-Utilities — (0.2)%
Dominion Resources, Inc.	2,586	(208,871)
Oil, Gas & Consumable Fuels — (1.5)%
Apache Corp.	2,020	(94,455)
Chevron Corp.	1,680	(173,846)
EOG Resources, Inc.	2,015	(181,975)
Exxon Mobil Corp.	4,675	(376,338)
Golar LNG, Ltd.	2,548	(59,279)
Marathon Oil Corp.	7,258	(94,499)
Noble Energy, Inc.	1,767	(50,695)
Occidental Petroleum Corp.	7,064	(416,282)
Royal Dutch Shell PLC, Class B — ADR	771	(43,338)
Valero Energy Corp.	1,896	(116,547)

		(1,607,254)
Personal Products — (0.1)%
L’Oreal SA	165	(35,296)
Unilever NV, NY Shares	1,568	(89,031)

		(124,327)
Pharmaceuticals — (0.1)%
Allergan PLC	382	(85,473)

Common Stocks		Shares	Value
Road & Rail — (0.1)%
Union Pacific Corp.		1,225	$(135,118)
Software — (2.2)%
Activision Blizzard, Inc.		7,211	(422,420)
Changyou.com Ltd. — ADR		878	(34,207)
Check Point Software Technologies Ltd.		1,996	(223,652)
Electronic Arts, Inc.		4,395	(498,085)
RealPage, Inc.		4,626	(160,060)
ServiceNow, Inc.		1,160	(121,394)
Snap, Inc., Class A		19,839	(420,785)
VMware, Inc., Class A		281	(27,299)
Workday, Inc., Class A		3,570	(356,929)

			(2,264,831)
Specialty Retail — (0.1)%
RH		1,012	(56,783)
Technology Hardware, Storage & Peripherals — (0.1)%
Apple Inc.		957	(146,191)
Eastman Kodak Co.		880	(8,140)
Seagate Technology PLC		16	(697)

			(155,028)
Tobacco — (0.3)%
British American Tobacco PLC — ADR		4,060	(292,807)
Trading Companies & Distributors — (0.1)%
Kaman Corp.		1,648	(79,615)
Total Common Stocks — (16.9)%			(17,553,914)

Corporate Bonds		Par (000)	Value
Banks — (0.3)%
Canadian Western Bank, 3.46%, 12/17/24 (b)	CAD	359	(272,955)
Energy Equipment & Services — (0.1)%
Ensco PLC, 4.50%, 10/01/24	USD	121	(100,128)
Health Care Providers & Services — 0.0%
CHS/Community Health Systems, Inc., 8.00%, 11/15/19		28	(28,140)
Independent Power and Renewable Electricity Producers — (0.2)%
NRG Energy, Inc., 6.63%, 1/15/27		250	(245,625)
Oil, Gas & Consumable Fuels — (0.5)%
Continental Resources, Inc., 4.50%, 4/15/23		508	(496,570)
Pharmaceuticals — (0.4)%
Horizon Pharma Financing, Inc., 6.63%, 5/01/23		200	(187,500)
Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (g)		200	(168,000)

			(355,500)
Total Corporate Bonds — (1.5)%			(1,498,918)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	7

Consolidated Schedule of Investments (continued)

Investment Companies	Shares	Value
Direxion Daily Gold Miners Index Bull 3X Shares	1,250	$(42,300)
iShares MSCI Emerging Markets ETF (j)	1,790	(73,748)
iShares MSCI Turkey ETF (j)	2,530	(104,236)
iShares U.S. Healthcare Providers ETF (j)	114	(15,963)
SPDR Bloomberg Barclays High Yield Bond ETF	10,499	(392,557)
Vanguard REIT ETF	369	(30,328)
Total Investment Companies — (0.6)%		(659,132)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.88%, 11/15/46	USD	318	$(318,709)
Total U.S. Treasury Obligations — (0.3)%			(318,709)
Total Investments Sold Short (Proceeds — $19,579,984) — (19.3)%			(20,030,673)
Total Investments Net of Options Written and Investments Sold Short — 76.2%			78,997,034
Other Assets Less Liabilities — 23.8%			24,733,667

Net Assets — 100.0%			$103,730,701

Notes to Consolidated Schedule of Investments

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$97,633,390

Gross unrealized appreciation	$4,124,478
Gross unrealized depreciation	(2,262,469)

Net unrealized appreciation	$1,862,009

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	All or a portion of the security has been pledged as collateral in connection with short sales.

(d)	Non-income producing security.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Zero-coupon bond.

(j)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain (Loss) Capital Gains[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Event Driven Equity Fund, Institutional Class	584,112	287,289		—	871,401	$ 8,234,740	—	$57,529	$491,810
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,519,401	2,020,047	[2]	—	31,539,448	31,539,448	$90,111	143	—
iShares 20+ Year Treasury Bond ETF	—	3,988		(3,988)	—	—	262	3,379	—
iShares Edge MSCI Minimum Volatility USA ETF	—	6,200		(6,200)	—	—	1,510	(5,025)	—
iShares Edge MSCI USA Momentum Factor ETF	—	484		(484)	—	—	—	871	—
iShares MSCI Brazil Capped ETF	—	1,919		(600)	1,319	46,389	—	1,880	3,652
iShares MSCI Emerging Markets ETF	—	5,187		(5,187)	—	—	—	3,222	—
iShares MSCI Spain Capped ETF	—	503		(503)	—	—	—	1,571	—
iShares U.S. Preferred Stock ETF	299	—		(299)	—	—	270	(781)	2
Total						$39,820,577	$92,153	$62,789	$495,464

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Affiliate Investments Sold Short	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Expense	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares 20+ Year Treasury Bond ETF	—	1,312	(1,312)	—	—	—	$ 2,414	—
iShares China Large-Cap ETF	—	8,582	(8,582)	—	—	$ (207)	6,640	—
iShares Edge MSCI Minimum Volatility USA ETF	(9,316)	9,316	—	—	—	(2,586)	10,476	$ 2,688
iShares iBoxx $ High Yield Corporate Bond ETF	(6,600)	6,600	—	—	—	(8,767)	(20,629)	26,476
iShares MSCI Emerging Markets ETF	—	12,775	(14,565)	(1,790)	$ (73,748)	(119)	342	708
iShares MSCI Germany ETF	—	533	(533)	—	—	—	(1,200)	—
iShares MSCI Switzerland Capped ETF	—	1,265	(1,265)	—		(23)	(3,675)	—
iShares MSCI Turkey ETF	—	83	(2,613)	(2,530)	(104,236)	—	(101)	(8,141)
iShares U.S. Healthcare Providers ETF	—	—	(114)	(114)	(15,963)		—	(496)
Total					$(193,947)	$(11,702)	$ (5,733)	$21,235

(k)	All or a portion of the security is held by a wholly-owned subsidiary.

(l)	Amount is less than USD 500.

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	Perpetual security with no stated maturity date.

(o)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
7	Amsterdam Exchanges Index	June 2017	USD	823,229	$(39,424)
19	ASX SPI 200 Index	June 2017	USD	2,025,933	(10,321)
2	Australian Government Bonds (3 Year)	June 2017	USD	449,930	1,523
6	Australian Government Bonds (10 Year)	June 2017	USD	4,279,296	30,956
12	CAC 40 10 Euro Index	June 2017	USD	709,938	(45,178)
8	E-Mini Dow ($5)	June 2017	USD	840,080	49,564
(3)	Euro STOXX 50 Index	June 2017	USD	119,738	12,905
(17)	Euro-Bund	June 2017	USD	3,099,833	(83,540)
(76)	Euro-Schatz	June 2017	USD	9,585,055	(12,865)
2	FTSE 100 Index	June 2017	USD	193,473	(28,296)
2	Hang Seng Index	June 2017	USD	326,992	1,342
25	NASDAQ 100 E-Mini Index	June 2017	USD	2,896,625	106,664
2	Nikkei 225 Index	June 2017	USD	355,034	(13,129)
(13)	OMX Nordic Exchange	June 2017	USD	245,001	2,801
3	Russell 2000 Mini Index	June 2017	USD	205,365	(12,388)
(53)	S&P 500 E-Mini	June 2017	USD	6,389,415	(84,635)
11	S&P/Toronto Stock Exchange 60 Index	June 2017	USD	1,474,050	(53,629)
(1)	SGX MSCI Singapore Index	June 2017	USD	25,733	1,230
24	TOPIX Index	June 2017	USD	3,402,257	155,925
(2)	3-month Euro Swiss Franc Interest Rate	September 2017	USD	520,107	619
4	ASX 90 Day Bank Accepted Bills	September 2017	USD	714,204	547
(6)	Canadian Bankers Acceptance	September 2017	USD	1,100,085	(4,179)
(24)	Canadian Government Bonds (10 Year)	September 2017	USD	2,584,328	(81,261)
66	Long Gilt British	September 2017	USD	10,879,672	61,566
7	U.S. Treasury Bonds (30 Year)	September 2017	USD	1,076,688	23,437
(58)	U.S. Treasury Notes (2 Year)	September 2017	USD	12,556,094	(10,404)
19	U.S. Treasury Notes (5 Year)	September 2017	USD	2,247,938	12,247
144	U.S. Treasury Notes (10 Year)	September 2017	USD	18,186,751	215,471
(25)	3-month EURIBOR	March 2018	USD	7,040,983	(28,934)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	9

Consolidated Schedule of Investments (continued)

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(12)	3-month Sterling	March 2018	USD	1,925,129	$ (5,182)
(92)	Euro Dollar	March 2018	USD	22,663,050	(210,545)
Total					$ (47,113)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	110,279	USD	123,961	JPMorgan Chase Bank N.A.	6/15/17	$ 25
EUR	66,826	USD	73,374	JPMorgan Chase Bank N.A.	6/15/17	1,758
SEK	823,345	USD	93,464	JPMorgan Chase Bank N.A.	6/15/17	1,353
SEK	823,345	USD	93,339	JPMorgan Chase Bank N.A.	6/15/17	1,478
AUD	97,359	USD	72,246	JPMorgan Chase Bank N.A.	6/21/17	72
AUD	234,898	USD	173,983	JPMorgan Chase Bank N.A.	6/21/17	499
EUR	76,136	USD	85,492	JPMorgan Chase Bank N.A.	6/21/17	136
EUR	5,507	USD	5,996	JPMorgan Chase Bank N.A.	6/21/17	198
EUR	8,708	USD	9,485	JPMorgan Chase Bank N.A.	6/21/17	309
EUR	111,276	USD	124,653	JPMorgan Chase Bank N.A.	6/21/17	495
EUR	24,724	USD	27,270	JPMorgan Chase Bank N.A.	6/21/17	537
EUR	296,879	USD	333,299	JPMorgan Chase Bank N.A.	6/21/17	590
EUR	18,441	USD	20,082	JPMorgan Chase Bank N.A.	6/21/17	658
EUR	21,131	USD	23,057	JPMorgan Chase Bank N.A.	6/21/17	708
EUR	16,469	USD	17,771	JPMorgan Chase Bank N.A.	6/21/17	751
EUR	14,905	USD	15,938	JPMorgan Chase Bank N.A.	6/21/17	825
EUR	149,030	USD	166,752	JPMorgan Chase Bank N.A.	6/21/17	857
EUR	21,159	USD	22,837	JPMorgan Chase Bank N.A.	6/21/17	960
EUR	303,500	USD	339,986	JPMorgan Chase Bank N.A.	6/21/17	1,350
EUR	21,705	USD	23,060	JPMorgan Chase Bank N.A.	6/21/17	1,351
EUR	39,077	USD	42,581	JPMorgan Chase Bank N.A.	6/21/17	1,368
EUR	149,514	USD	166,689	JPMorgan Chase Bank N.A.	6/21/17	1,464
EUR	48,024	USD	52,341	JPMorgan Chase Bank N.A.	6/21/17	1,669
EUR	57,448	USD	62,803	JPMorgan Chase Bank N.A.	6/21/17	1,807
EUR	29,162	USD	30,891	JPMorgan Chase Bank N.A.	6/21/17	1,906
EUR	41,886	USD	45,180	JPMorgan Chase Bank N.A.	6/21/17	1,928
EUR	41,375	USD	44,532	JPMorgan Chase Bank N.A.	6/21/17	2,001
EUR	38,172	USD	40,850	JPMorgan Chase Bank N.A.	6/21/17	2,081
EUR	68,384	USD	74,782	JPMorgan Chase Bank N.A.	6/21/17	2,127
EUR	82,147	USD	90,012	JPMorgan Chase Bank N.A.	6/21/17	2,375
EUR	38,208	USD	40,553	JPMorgan Chase Bank N.A.	6/21/17	2,418
EUR	50,698	USD	54,455	JPMorgan Chase Bank N.A.	6/21/17	2,564
EUR	49,587	USD	53,166	JPMorgan Chase Bank N.A.	6/21/17	2,603
EUR	92,306	USD	101,131	JPMorgan Chase Bank N.A.	6/21/17	2,683
EUR	121,630	USD	133,778	JPMorgan Chase Bank N.A.	6/21/17	3,015
EUR	112,698	USD	123,472	JPMorgan Chase Bank N.A.	6/21/17	3,275
EUR	347,344	USD	387,244	JPMorgan Chase Bank N.A.	6/21/17	3,401
EUR	93,924	USD	102,201	JPMorgan Chase Bank N.A.	6/21/17	3,432
EUR	111,374	USD	121,488	JPMorgan Chase Bank N.A.	6/21/17	3,771
EUR	80,055	USD	86,127	JPMorgan Chase Bank N.A.	6/21/17	3,908
EUR	77,542	USD	83,295	JPMorgan Chase Bank N.A.	6/21/17	3,914

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	92,355	USD	99,673	JPMorgan Chase Bank N.A.	6/21/17	$ 4,195
EUR	87,140	USD	93,434	JPMorgan Chase Bank N.A.	6/21/17	4,569
EUR	109,388	USD	118,448	JPMorgan Chase Bank N.A.	6/21/17	4,576
EUR	101,392	USD	109,366	JPMorgan Chase Bank N.A.	6/21/17	4,666
EUR	130,965	USD	142,183	JPMorgan Chase Bank N.A.	6/21/17	5,109
EUR	163,726	USD	178,975	JPMorgan Chase Bank N.A.	6/21/17	5,162
EUR	112,267	USD	120,596	JPMorgan Chase Bank N.A.	6/21/17	5,667
EUR	166,974	USD	181,689	JPMorgan Chase Bank N.A.	6/21/17	6,101
EUR	136,825	USD	147,266	JPMorgan Chase Bank N.A.	6/21/17	6,616
EUR	155,839	USD	168,613	JPMorgan Chase Bank N.A.	6/21/17	6,654
EUR	208,684	USD	227,304	JPMorgan Chase Bank N.A.	6/21/17	7,396
EUR	121,194	USD	128,632	JPMorgan Chase Bank N.A.	6/21/17	7,671
EUR	144,746	USD	154,776	JPMorgan Chase Bank N.A.	6/21/17	8,015
EUR	233,912	USD	254,941	JPMorgan Chase Bank N.A.	6/21/17	8,131
EUR	290,485	USD	318,298	JPMorgan Chase Bank N.A.	6/21/17	8,400
EUR	219,051	USD	237,241	JPMorgan Chase Bank N.A.	6/21/17	9,117
EUR	247,044	USD	267,877	JPMorgan Chase Bank N.A.	6/21/17	9,964
EUR	219,727	USD	236,951	JPMorgan Chase Bank N.A.	6/21/17	10,168
EUR	245,858	USD	266,011	JPMorgan Chase Bank N.A.	6/21/17	10,497
EUR	280,260	USD	304,267	JPMorgan Chase Bank N.A.	6/21/17	10,932
EUR	275,918	USD	298,772	JPMorgan Chase Bank N.A.	6/21/17	11,543
EUR	210,344	USD	224,597	JPMorgan Chase Bank N.A.	6/21/17	11,969
EUR	274,576	USD	296,099	JPMorgan Chase Bank N.A.	6/21/17	12,707
EUR	264,734	USD	284,813	JPMorgan Chase Bank N.A.	6/21/17	12,924
EUR	228,575	USD	243,153	JPMorgan Chase Bank N.A.	6/21/17	13,917
EUR	302,854	USD	325,220	JPMorgan Chase Bank N.A.	6/21/17	15,389
EUR	469,106	USD	511,705	JPMorgan Chase Bank N.A.	6/21/17	15,882
EUR	617,917	USD	676,630	JPMorgan Chase Bank N.A.	6/21/17	18,320
EUR	301,328	USD	320,546	JPMorgan Chase Bank N.A.	6/21/17	18,347
EUR	295,458	USD	312,975	JPMorgan Chase Bank N.A.	6/21/17	19,316
EUR	519,144	USD	562,255	JPMorgan Chase Bank N.A.	6/21/17	21,608
EUR	539,996	USD	585,534	JPMorgan Chase Bank N.A.	6/21/17	21,780
EUR	703,422	USD	769,235	JPMorgan Chase Bank N.A.	6/21/17	21,879
EUR	424,135	USD	454,052	JPMorgan Chase Bank N.A.	6/21/17	22,957
EUR	543,135	USD	586,084	JPMorgan Chase Bank N.A.	6/21/17	24,760
EUR	550,691	USD	591,360	JPMorgan Chase Bank N.A.	6/21/17	27,983
EUR	697,786	USD	753,113	JPMorgan Chase Bank N.A.	6/21/17	31,662
EUR	622,340	USD	666,872	JPMorgan Chase Bank N.A.	6/21/17	33,052
EUR	963,408	USD	1,049,137	JPMorgan Chase Bank N.A.	6/21/17	34,374
GBP	19,394	USD	24,911	JPMorgan Chase Bank N.A.	6/21/17	94
GBP	19,551	USD	25,060	JPMorgan Chase Bank N.A.	6/21/17	149
GBP	6,188	USD	7,789	JPMorgan Chase Bank N.A.	6/21/17	189
GBP	297,285	USD	383,081	JPMorgan Chase Bank N.A.	6/21/17	224
GBP	77,175	USD	99,191	JPMorgan Chase Bank N.A.	6/21/17	315
GBP	19,978	USD	25,094	JPMorgan Chase Bank N.A.	6/21/17	664
GBP	13,853	USD	16,892	JPMorgan Chase Bank N.A.	6/21/17	969
GBP	20,505	USD	25,414	JPMorgan Chase Bank N.A.	6/21/17	1,024
GBP	272,088	USD	348,750	JPMorgan Chase Bank N.A.	6/21/17	2,067
GBP	59,856	USD	74,899	JPMorgan Chase Bank N.A.	6/21/17	2,276

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	11

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	515,699	USD	662,406	JPMorgan Chase Bank N.A.	6/21/17	$ 2,511
GBP	51,984	USD	64,399	JPMorgan Chase Bank N.A.	6/21/17	2,627
GBP	56,532	USD	69,658	JPMorgan Chase Bank N.A.	6/21/17	3,232
GBP	58,065	USD	70,803	JPMorgan Chase Bank N.A.	6/21/17	4,064
GBP	90,485	USD	112,095	JPMorgan Chase Bank N.A.	6/21/17	4,572
GBP	154,196	USD	189,998	JPMorgan Chase Bank N.A.	6/21/17	8,815
GBP	366,962	USD	454,821	JPMorgan Chase Bank N.A.	6/21/17	18,322
GBP	423,974	USD	516,722	JPMorgan Chase Bank N.A.	6/21/17	29,929
JPY	3,627,998	USD	32,646	JPMorgan Chase Bank N.A.	6/21/17	145
JPY	6,783,760	USD	61,161	JPMorgan Chase Bank N.A.	6/21/17	152
JPY	4,804,078	USD	43,268	JPMorgan Chase Bank N.A.	6/21/17	152
JPY	10,815,739	USD	97,405	JPMorgan Chase Bank N.A.	6/21/17	350
JPY	2,918,489	USD	25,984	JPMorgan Chase Bank N.A.	6/21/17	394
JPY	4,535,085	USD	40,592	JPMorgan Chase Bank N.A.	6/21/17	397
JPY	4,903,894	USD	43,918	JPMorgan Chase Bank N.A.	6/21/17	405
JPY	8,982,808	USD	80,699	JPMorgan Chase Bank N.A.	6/21/17	490
JPY	5,197,462	USD	46,480	JPMorgan Chase Bank N.A.	6/21/17	496
JPY	16,515,848	USD	148,666	JPMorgan Chase Bank N.A.	6/21/17	608
JPY	3,916,244	USD	34,632	JPMorgan Chase Bank N.A.	6/21/17	764
JPY	14,513,364	USD	130,384	JPMorgan Chase Bank N.A.	6/21/17	791
JPY	6,161,789	USD	54,754	JPMorgan Chase Bank N.A.	6/21/17	938
JPY	37,050,012	USD	333,669	JPMorgan Chase Bank N.A.	6/21/17	1,198
JPY	9,387,114	USD	83,576	JPMorgan Chase Bank N.A.	6/21/17	1,267
JPY	10,027,719	USD	89,061	JPMorgan Chase Bank N.A.	6/21/17	1,572
JPY	50,389,922	USD	453,537	JPMorgan Chase Bank N.A.	6/21/17	1,899
JPY	10,144,010	USD	89,704	JPMorgan Chase Bank N.A.	6/21/17	1,980
JPY	26,925,186	USD	241,133	JPMorgan Chase Bank N.A.	6/21/17	2,223
JPY	61,572,511	USD	554,239	JPMorgan Chase Bank N.A.	6/21/17	2,267
JPY	63,741,727	USD	573,565	JPMorgan Chase Bank N.A.	6/21/17	2,547
JPY	84,404,703	USD	760,195	JPMorgan Chase Bank N.A.	6/21/17	2,674
JPY	16,880,785	USD	149,242	JPMorgan Chase Bank N.A.	6/21/17	3,330
JPY	17,943,731	USD	157,770	JPMorgan Chase Bank N.A.	6/21/17	4,409
JPY	46,609,708	USD	416,821	JPMorgan Chase Bank N.A.	6/21/17	4,448
JPY	20,237,853	USD	178,048	JPMorgan Chase Bank N.A.	6/21/17	4,866
JPY	19,588,698	USD	171,793	JPMorgan Chase Bank N.A.	6/21/17	5,254
JPY	41,128,883	USD	365,471	JPMorgan Chase Bank N.A.	6/21/17	6,261
JPY	52,347,360	USD	464,921	JPMorgan Chase Bank N.A.	6/21/17	8,206
JPY	36,655,456	USD	323,041	JPMorgan Chase Bank N.A.	6/21/17	8,260
JPY	43,449,447	USD	379,782	JPMorgan Chase Bank N.A.	6/21/17	12,924
JPY	435,179,723	USD	3,816,522	JPMorgan Chase Bank N.A.	6/21/17	116,732
NOK	22,564	USD	2,659	JPMorgan Chase Bank N.A.	6/21/17	13
NOK	217,689	USD	25,741	JPMorgan Chase Bank N.A.	6/21/17	32
NOK	84,979	USD	10,014	JPMorgan Chase Bank N.A.	6/21/17	47
NOK	114,300	USD	13,435	JPMorgan Chase Bank N.A.	6/21/17	98
NOK	89,343	USD	10,472	JPMorgan Chase Bank N.A.	6/21/17	106
NOK	171,938	USD	20,230	JPMorgan Chase Bank N.A.	6/21/17	126
NOK	180,156	USD	21,145	JPMorgan Chase Bank N.A.	6/21/17	185
NOK	149,511	USD	17,492	JPMorgan Chase Bank N.A.	6/21/17	209
NOK	122,800	USD	14,310	JPMorgan Chase Bank N.A.	6/21/17	229

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,611,557	USD	190,565	JPMorgan Chase Bank N.A.	6/21/17	$ 234
NOK	436,316	USD	51,417	JPMorgan Chase Bank N.A.	6/21/17	241
NOK	152,816	USD	17,778	JPMorgan Chase Bank N.A.	6/21/17	315
NOK	600,872	USD	70,807	JPMorgan Chase Bank N.A.	6/21/17	333
NOK	729,738	USD	86,060	JPMorgan Chase Bank N.A.	6/21/17	337
NOK	186,299	USD	21,679	JPMorgan Chase Bank N.A.	6/21/17	378
NOK	233,352	USD	27,216	JPMorgan Chase Bank N.A.	6/21/17	412
NOK	136,605	USD	15,739	JPMorgan Chase Bank N.A.	6/21/17	434
NOK	635,641	USD	74,790	JPMorgan Chase Bank N.A.	6/21/17	466
NOK	588,515	USD	69,174	JPMorgan Chase Bank N.A.	6/21/17	503
NOK	261,117	USD	30,376	JPMorgan Chase Bank N.A.	6/21/17	538
NOK	394,808	USD	45,942	JPMorgan Chase Bank N.A.	6/21/17	801
NOK	430,119	USD	50,054	JPMorgan Chase Bank N.A.	6/21/17	869
NOK	686,199	USD	79,963	JPMorgan Chase Bank N.A.	6/21/17	1,280
NOK	897,054	USD	104,839	JPMorgan Chase Bank N.A.	6/21/17	1,368
NOK	916,055	USD	106,840	JPMorgan Chase Bank N.A.	6/21/17	1,616
NOK	849,152	USD	98,911	JPMorgan Chase Bank N.A.	6/21/17	1,623
NOK	1,429,039	USD	167,195	JPMorgan Chase Bank N.A.	6/21/17	1,996
NOK	1,528,622	USD	176,124	JPMorgan Chase Bank N.A.	6/21/17	4,856
NOK	39,246,879	USD	4,628,476	JPMorgan Chase Bank N.A.	6/21/17	18,134
NZD	473	USD	327	JPMorgan Chase Bank N.A.	6/21/17	8
NZD	1,858	USD	1,274	JPMorgan Chase Bank N.A.	6/21/17	42
NZD	3,938	USD	2,728	JPMorgan Chase Bank N.A.	6/21/17	61
NZD	3,798	USD	2,620	JPMorgan Chase Bank N.A.	6/21/17	70
NZD	16,400	USD	11,527	JPMorgan Chase Bank N.A.	6/21/17	87
NZD	33,407	USD	23,481	JPMorgan Chase Bank N.A.	6/21/17	177
NZD	11,270	USD	7,774	JPMorgan Chase Bank N.A.	6/21/17	207
NZD	12,896	USD	8,894	JPMorgan Chase Bank N.A.	6/21/17	239
NZD	51,809	USD	36,418	JPMorgan Chase Bank N.A.	6/21/17	273
NZD	17,592	USD	12,147	JPMorgan Chase Bank N.A.	6/21/17	311
NZD	44,253	USD	31,004	JPMorgan Chase Bank N.A.	6/21/17	336
NZD	21,393	USD	14,773	JPMorgan Chase Bank N.A.	6/21/17	378
NZD	126,133	USD	88,189	JPMorgan Chase Bank N.A.	6/21/17	1,137
NZD	130,443	USD	91,220	JPMorgan Chase Bank N.A.	6/21/17	1,159
NZD	102,140	USD	70,715	JPMorgan Chase Bank N.A.	6/21/17	1,620
NZD	104,013	USD	71,855	JPMorgan Chase Bank N.A.	6/21/17	1,806
NZD	107,074	USD	73,489	JPMorgan Chase Bank N.A.	6/21/17	2,340
NZD	161,239	USD	111,682	JPMorgan Chase Bank N.A.	6/21/17	2,506
NZD	162,097	USD	111,926	JPMorgan Chase Bank N.A.	6/21/17	2,870
NZD	131,736	USD	90,110	JPMorgan Chase Bank N.A.	6/21/17	3,184
NZD	153,845	USD	105,723	JPMorgan Chase Bank N.A.	6/21/17	3,229
NZD	372,698	USD	260,631	JPMorgan Chase Bank N.A.	6/21/17	3,310
NZD	150,302	USD	103,047	JPMorgan Chase Bank N.A.	6/21/17	3,395
NZD	215,438	USD	148,769	JPMorgan Chase Bank N.A.	6/21/17	3,803
NZD	191,846	USD	131,951	JPMorgan Chase Bank N.A.	6/21/17	3,912
NZD	207,700	USD	142,904	JPMorgan Chase Bank N.A.	6/21/17	4,187
NZD	238,615	USD	164,303	JPMorgan Chase Bank N.A.	6/21/17	4,682
NZD	210,519	USD	144,308	JPMorgan Chase Bank N.A.	6/21/17	4,780
SEK	27,562	USD	3,172	JPMorgan Chase Bank N.A.	6/21/17	3

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	13

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	43,400	USD	4,939	JPMorgan Chase Bank N.A.	6/21/17	$ 61
SEK	26,224	USD	2,957	JPMorgan Chase Bank N.A.	6/21/17	64
SEK	176,855	USD	20,228	JPMorgan Chase Bank N.A.	6/21/17	146
SEK	89,815	USD	10,153	JPMorgan Chase Bank N.A.	6/21/17	194
SEK	226,334	USD	25,842	JPMorgan Chase Bank N.A.	6/21/17	233
SEK	92,125	USD	10,324	JPMorgan Chase Bank N.A.	6/21/17	289
SEK	176,836	USD	20,035	JPMorgan Chase Bank N.A.	6/21/17	337
SEK	112,416	USD	12,602	JPMorgan Chase Bank N.A.	6/21/17	349
SEK	201,218	USD	22,815	JPMorgan Chase Bank N.A.	6/21/17	366
SEK	130,831	USD	14,651	JPMorgan Chase Bank N.A.	6/21/17	421
SEK	264,285	USD	29,988	JPMorgan Chase Bank N.A.	6/21/17	458
SEK	604,998	USD	69,219	JPMorgan Chase Bank N.A.	6/21/17	478
SEK	441,062	USD	49,904	JPMorgan Chase Bank N.A.	6/21/17	907
SEK	509,641	USD	57,784	JPMorgan Chase Bank N.A.	6/21/17	928
SEK	735,134	USD	83,662	JPMorgan Chase Bank N.A.	6/21/17	1,027
SEK	629,868	USD	71,317	JPMorgan Chase Bank N.A.	6/21/17	1,245
SEK	627,380	USD	70,977	JPMorgan Chase Bank N.A.	6/21/17	1,298
SEK	721,783	USD	81,842	JPMorgan Chase Bank N.A.	6/21/17	1,309
SEK	642,142	USD	72,589	JPMorgan Chase Bank N.A.	6/21/17	1,388
SEK	899,863	USD	102,106	JPMorgan Chase Bank N.A.	6/21/17	1,560
SEK	517,985	USD	58,046	JPMorgan Chase Bank N.A.	6/21/17	1,627
SEK	634,407	USD	71,116	JPMorgan Chase Bank N.A.	6/21/17	1,969
SEK	618,392	USD	69,251	JPMorgan Chase Bank N.A.	6/21/17	1,989
SEK	601,435	USD	67,176	JPMorgan Chase Bank N.A.	6/21/17	2,111
SEK	2,249,365	USD	256,821	JPMorgan Chase Bank N.A.	6/21/17	2,311
SEK	904,962	USD	101,854	JPMorgan Chase Bank N.A.	6/21/17	2,400
SEK	1,066,484	USD	120,248	JPMorgan Chase Bank N.A.	6/21/17	2,613
SEK	5,385,313	USD	605,276	JPMorgan Chase Bank N.A.	6/21/17	15,123
SEK	6,032,378	USD	677,852	JPMorgan Chase Bank N.A.	6/21/17	17,092
SEK	8,496,061	USD	955,208	JPMorgan Chase Bank N.A.	6/21/17	23,557
USD	1,911	AUD	2,549	JPMorgan Chase Bank N.A.	6/21/17	18
USD	16,742	AUD	22,143	JPMorgan Chase Bank N.A.	6/21/17	294
USD	373,058	AUD	501,762	JPMorgan Chase Bank N.A.	6/21/17	351
USD	641,727	AUD	863,325	JPMorgan Chase Bank N.A.	6/21/17	451
USD	20,209	AUD	26,363	JPMorgan Chase Bank N.A.	6/21/17	626
USD	133,194	AUD	178,200	JPMorgan Chase Bank N.A.	6/21/17	827
USD	325,873	AUD	437,204	JPMorgan Chase Bank N.A.	6/21/17	1,119
USD	67,332	AUD	88,916	JPMorgan Chase Bank N.A.	6/21/17	1,285
USD	91,820	AUD	121,820	JPMorgan Chase Bank N.A.	6/21/17	1,332
USD	333,740	AUD	447,429	JPMorgan Chase Bank N.A.	6/21/17	1,391
USD	296,127	AUD	396,762	JPMorgan Chase Bank N.A.	6/21/17	1,413
USD	65,072	AUD	84,889	JPMorgan Chase Bank N.A.	6/21/17	2,017
USD	191,107	AUD	254,201	JPMorgan Chase Bank N.A.	6/21/17	2,287
USD	386,510	AUD	516,104	JPMorgan Chase Bank N.A.	6/21/17	3,150
USD	504,631	AUD	673,108	JPMorgan Chase Bank N.A.	6/21/17	4,648
USD	356,095	AUD	472,919	JPMorgan Chase Bank N.A.	6/21/17	4,812
USD	309,612	AUD	409,493	JPMorgan Chase Bank N.A.	6/21/17	5,441
USD	562,611	AUD	745,128	JPMorgan Chase Bank N.A.	6/21/17	9,132
USD	802,152	AUD	1,064,415	JPMorgan Chase Bank N.A.	6/21/17	11,507

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,549,171	AUD	2,055,672	JPMorgan Chase Bank N.A.	6/21/17	$22,223
USD	8,584	CAD	11,577	JPMorgan Chase Bank N.A.	6/21/17	10
USD	17,481	CAD	23,539	JPMorgan Chase Bank N.A.	6/21/17	48
USD	20,924	CAD	28,176	JPMorgan Chase Bank N.A.	6/21/17	57
USD	22,269	CAD	29,943	JPMorgan Chase Bank N.A.	6/21/17	94
USD	120,139	CAD	162,029	JPMorgan Chase Bank N.A.	6/21/17	143
USD	63,019	CAD	84,864	JPMorgan Chase Bank N.A.	6/21/17	170
USD	41,136	CAD	55,151	JPMorgan Chase Bank N.A.	6/21/17	292
USD	108,867	CAD	146,604	JPMorgan Chase Bank N.A.	6/21/17	294
USD	123,041	CAD	165,637	JPMorgan Chase Bank N.A.	6/21/17	373
USD	104,331	CAD	140,353	JPMorgan Chase Bank N.A.	6/21/17	388
USD	26,471	CAD	35,220	JPMorgan Chase Bank N.A.	6/21/17	388
USD	57,648	CAD	77,271	JPMorgan Chase Bank N.A.	6/21/17	423
USD	103,265	CAD	138,817	JPMorgan Chase Bank N.A.	6/21/17	459
USD	220,529	CAD	297,051	JPMorgan Chase Bank N.A.	6/21/17	537
USD	58,163	CAD	77,751	JPMorgan Chase Bank N.A.	6/21/17	582
USD	93,081	CAD	124,709	JPMorgan Chase Bank N.A.	6/21/17	724
USD	113,043	CAD	151,453	JPMorgan Chase Bank N.A.	6/21/17	879
USD	120,771	CAD	161,879	JPMorgan Chase Bank N.A.	6/21/17	885
USD	146,731	CAD	196,402	JPMorgan Chase Bank N.A.	6/21/17	1,279
USD	91,940	CAD	122,362	JPMorgan Chase Bank N.A.	6/21/17	1,321
USD	594,526	CAD	800,345	JPMorgan Chase Bank N.A.	6/21/17	1,802
USD	504,124	CAD	678,182	JPMorgan Chase Bank N.A.	6/21/17	1,873
USD	99,225	CAD	131,159	JPMorgan Chase Bank N.A.	6/21/17	2,091
USD	498,969	CAD	670,752	JPMorgan Chase Bank N.A.	6/21/17	2,220
USD	227,439	CAD	304,052	JPMorgan Chase Bank N.A.	6/21/17	2,262
USD	201,845	CAD	268,703	JPMorgan Chase Bank N.A.	6/21/17	2,848
USD	200,316	CAD	266,523	JPMorgan Chase Bank N.A.	6/21/17	2,933
USD	202,716	CAD	269,726	JPMorgan Chase Bank N.A.	6/21/17	2,961
USD	257,021	CAD	342,111	JPMorgan Chase Bank N.A.	6/21/17	3,659
USD	264,636	CAD	352,292	JPMorgan Chase Bank N.A.	6/21/17	3,733
USD	281,590	CAD	374,618	JPMorgan Chase Bank N.A.	6/21/17	4,153
USD	336,978	CAD	448,538	JPMorgan Chase Bank N.A.	6/21/17	4,797
USD	538,026	CAD	719,217	JPMorgan Chase Bank N.A.	6/21/17	5,385
USD	341,496	CAD	453,597	JPMorgan Chase Bank N.A.	6/21/17	5,569
USD	461,330	CAD	613,826	JPMorgan Chase Bank N.A.	6/21/17	6,739
USD	579,827	CAD	766,432	JPMorgan Chase Bank N.A.	6/21/17	12,218
USD	13,623	GBP	10,521	JPMorgan Chase Bank N.A.	6/21/17	57
USD	46,661	GBP	36,037	JPMorgan Chase Bank N.A.	6/21/17	197
USD	32,340	GBP	24,926	JPMorgan Chase Bank N.A.	6/21/17	202
USD	32,083	JPY	3,536,283	JPMorgan Chase Bank N.A.	6/21/17	121
USD	11,678	JPY	1,274,343	JPMorgan Chase Bank N.A.	6/21/17	161
USD	244,732	JPY	27,030,875	JPMorgan Chase Bank N.A.	6/21/17	421
USD	115,608	JPY	12,735,571	JPMorgan Chase Bank N.A.	6/21/17	501
USD	405,810	JPY	44,822,130	JPMorgan Chase Bank N.A.	6/21/17	698
USD	169,314	JPY	18,654,310	JPMorgan Chase Bank N.A.	6/21/17	712
USD	302,212	JPY	33,333,203	JPMorgan Chase Bank N.A.	6/21/17	939
USD	289,976	JPY	31,944,251	JPMorgan Chase Bank N.A.	6/21/17	1,256
USD	974,053	JPY	107,573,546	JPMorgan Chase Bank N.A.	6/21/17	1,778

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	15

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	424,686	JPY	46,790,055	JPMorgan Chase Bank N.A.	6/21/17	$ 1,787
USD	31,321	NOK	264,332	JPMorgan Chase Bank N.A.	6/21/17	26
USD	5,514	NOK	46,288	JPMorgan Chase Bank N.A.	6/21/17	34
USD	2,760	NOK	22,960	JPMorgan Chase Bank N.A.	6/21/17	41
USD	8,783	NOK	73,556	JPMorgan Chase Bank N.A.	6/21/17	75
USD	59,075	NOK	498,132	JPMorgan Chase Bank N.A.	6/21/17	99
USD	22,847	NOK	191,800	JPMorgan Chase Bank N.A.	6/21/17	139
USD	64,402	NOK	540,630	JPMorgan Chase Bank N.A.	6/21/17	394
USD	144,374	NOK	1,209,068	JPMorgan Chase Bank N.A.	6/21/17	1,227
USD	84,894	NOK	706,306	JPMorgan Chase Bank N.A.	6/21/17	1,271
USD	40,740	NZD	57,445	JPMorgan Chase Bank N.A.	6/21/17	57
USD	65,717	NZD	92,665	JPMorgan Chase Bank N.A.	6/21/17	93
USD	2,091	SEK	18,109	JPMorgan Chase Bank N.A.	6/21/17	5
USD	86,318	SEK	748,894	JPMorgan Chase Bank N.A.	6/21/17	44
USD	101,671	SEK	880,530	JPMorgan Chase Bank N.A.	6/21/17	232

						1,216,258

USD	275,109	CAD	378,000	J.P. Morgan Securities LLC	6/12/17	(4,782)
USD	146,860	CHF	144,273	JPMorgan Chase Bank N.A.	6/15/17	(2,251)
USD	25,117	CHF	24,583	JPMorgan Chase Bank N.A.	6/15/17	(290)
USD	24,819	CHF	24,162	JPMorgan Chase Bank N.A.	6/15/17	(153)
USD	1,508	CHF	1,467	JPMorgan Chase Bank N.A.	6/15/17	(9)
USD	13,845	DKK	92,713	JPMorgan Chase Bank N.A.	6/15/17	(169)
USD	1,865,692	EUR	1,679,126	JPMorgan Chase Bank N.A.	6/15/17	(22,133)
USD	258,525	EUR	230,780	JPMorgan Chase Bank N.A.	6/15/17	(939)
USD	17,690	EUR	15,894	JPMorgan Chase Bank N.A.	6/15/17	(180)
USD	13,739	EUR	12,224	JPMorgan Chase Bank N.A.	6/15/17	(4)
USD	140	EUR	127	JPMorgan Chase Bank N.A.	6/15/17	(3)
USD	158,459	SEK	1,389,128	JPMorgan Chase Bank N.A.	6/15/17	(1,514)
USD	93,412	SEK	823,345	JPMorgan Chase Bank N.A.	6/15/17	(1,405)
AUD	565,806	USD	433,588	JPMorgan Chase Bank N.A.	6/21/17	(13,309)
AUD	437,042	USD	335,417	JPMorgan Chase Bank N.A.	6/21/17	(10,783)
AUD	536,657	USD	408,891	JPMorgan Chase Bank N.A.	6/21/17	(10,264)
AUD	456,239	USD	348,378	JPMorgan Chase Bank N.A.	6/21/17	(9,485)
AUD	501,584	USD	381,336	JPMorgan Chase Bank N.A.	6/21/17	(8,761)
AUD	477,988	USD	363,397	JPMorgan Chase Bank N.A.	6/21/17	(8,349)
AUD	244,047	USD	187,299	JPMorgan Chase Bank N.A.	6/21/17	(6,021)
AUD	464,928	USD	351,361	JPMorgan Chase Bank N.A.	6/21/17	(6,014)
AUD	319,037	USD	242,632	JPMorgan Chase Bank N.A.	6/21/17	(5,652)
AUD	216,625	USD	165,899	JPMorgan Chase Bank N.A.	6/21/17	(4,991)
AUD	189,245	USD	144,343	JPMorgan Chase Bank N.A.	6/21/17	(3,772)
AUD	393,075	USD	295,737	JPMorgan Chase Bank N.A.	6/21/17	(3,762)
AUD	226,631	USD	171,806	JPMorgan Chase Bank N.A.	6/21/17	(3,465)
AUD	229,027	USD	173,161	JPMorgan Chase Bank N.A.	6/21/17	(3,040)
AUD	229,539	USD	173,484	JPMorgan Chase Bank N.A.	6/21/17	(2,983)
AUD	298,414	USD	224,445	JPMorgan Chase Bank N.A.	6/21/17	(2,783)
AUD	111,937	USD	85,780	JPMorgan Chase Bank N.A.	6/21/17	(2,633)
AUD	100,117	USD	76,274	JPMorgan Chase Bank N.A.	6/21/17	(1,907)
AUD	156,314	USD	117,965	JPMorgan Chase Bank N.A.	6/21/17	(1,855)
AUD	62,413	USD	48,172	JPMorgan Chase Bank N.A.	6/21/17	(1,812)

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	93,776	USD	71,450	JPMorgan Chase Bank N.A.	6/21/17	$ (1,794)
AUD	91,852	USD	69,977	JPMorgan Chase Bank N.A.	6/21/17	(1,750)
AUD	255,536	USD	191,482	JPMorgan Chase Bank N.A.	6/21/17	(1,671)
AUD	265,074	USD	198,530	JPMorgan Chase Bank N.A.	6/21/17	(1,634)
AUD	92,416	USD	70,261	JPMorgan Chase Bank N.A.	6/21/17	(1,614)
AUD	88,070	USD	66,956	JPMorgan Chase Bank N.A.	6/21/17	(1,538)
AUD	116,576	USD	88,108	JPMorgan Chase Bank N.A.	6/21/17	(1,515)
AUD	57,208	USD	43,998	JPMorgan Chase Bank N.A.	6/21/17	(1,504)
AUD	125,470	USD	94,455	JPMorgan Chase Bank N.A.	6/21/17	(1,257)
AUD	47,020	USD	36,168	JPMorgan Chase Bank N.A.	6/21/17	(1,242)
AUD	203,866	USD	152,638	JPMorgan Chase Bank N.A.	6/21/17	(1,207)
AUD	265,968	USD	198,605	JPMorgan Chase Bank N.A.	6/21/17	(1,044)
AUD	53,614	USD	40,717	JPMorgan Chase Bank N.A.	6/21/17	(892)
AUD	91,664	USD	68,960	JPMorgan Chase Bank N.A.	6/21/17	(873)
AUD	97,486	USD	73,240	JPMorgan Chase Bank N.A.	6/21/17	(828)
AUD	26,650	USD	20,569	JPMorgan Chase Bank N.A.	6/21/17	(774)
AUD	36,430	USD	27,706	JPMorgan Chase Bank N.A.	6/21/17	(645)
AUD	70,798	USD	53,074	JPMorgan Chase Bank N.A.	6/21/17	(485)
AUD	87,581	USD	65,501	JPMorgan Chase Bank N.A.	6/21/17	(446)
AUD	44,933	USD	33,670	JPMorgan Chase Bank N.A.	6/21/17	(294)
AUD	22,975	USD	17,310	JPMorgan Chase Bank N.A.	6/21/17	(244)
AUD	17,278	USD	13,063	JPMorgan Chase Bank N.A.	6/21/17	(229)
AUD	48,742	USD	36,415	JPMorgan Chase Bank N.A.	6/21/17	(209)
AUD	22,748	USD	16,971	JPMorgan Chase Bank N.A.	6/21/17	(74)
AUD	4,527	USD	3,411	JPMorgan Chase Bank N.A.	6/21/17	(48)
CAD	5,184,915	USD	3,860,317	JPMorgan Chase Bank N.A.	6/21/17	(20,444)
CAD	838,831	USD	630,834	JPMorgan Chase Bank N.A.	6/21/17	(9,608)
CAD	695,009	USD	521,781	JPMorgan Chase Bank N.A.	6/21/17	(7,068)
CAD	1,763,635	USD	1,313,076	JPMorgan Chase Bank N.A.	6/21/17	(6,954)
CAD	376,162	USD	282,465	JPMorgan Chase Bank N.A.	6/21/17	(3,885)
CAD	280,758	USD	210,550	JPMorgan Chase Bank N.A.	6/21/17	(2,625)
CAD	280,790	USD	210,563	JPMorgan Chase Bank N.A.	6/21/17	(2,614)
CAD	250,946	USD	188,183	JPMorgan Chase Bank N.A.	6/21/17	(2,336)
CAD	233,930	USD	174,597	JPMorgan Chase Bank N.A.	6/21/17	(1,352)
CAD	121,571	USD	91,161	JPMorgan Chase Bank N.A.	6/21/17	(1,127)
CAD	108,631	USD	81,575	JPMorgan Chase Bank N.A.	6/21/17	(1,124)
CAD	119,518	USD	89,621	JPMorgan Chase Bank N.A.	6/21/17	(1,108)
CAD	132,263	USD	98,961	JPMorgan Chase Bank N.A.	6/21/17	(1,009)
CAD	72,998	USD	54,817	JPMorgan Chase Bank N.A.	6/21/17	(756)
CAD	72,512	USD	54,439	JPMorgan Chase Bank N.A.	6/21/17	(737)
CAD	118,988	USD	88,646	JPMorgan Chase Bank N.A.	6/21/17	(526)
CAD	507,218	USD	375,955	JPMorgan Chase Bank N.A.	6/21/17	(316)
CAD	36,795	USD	27,534	JPMorgan Chase Bank N.A.	6/21/17	(284)
CAD	26,375	USD	19,811	JPMorgan Chase Bank N.A.	6/21/17	(278)
CAD	159,924	USD	118,692	JPMorgan Chase Bank N.A.	6/21/17	(255)
CAD	54,675	USD	40,594	JPMorgan Chase Bank N.A.	6/21/17	(102)
CAD	22,851	USD	17,024	JPMorgan Chase Bank N.A.	6/21/17	(101)
CAD	9,617	USD	7,224	JPMorgan Chase Bank N.A.	6/21/17	(101)
CAD	42,723	USD	31,738	JPMorgan Chase Bank N.A.	6/21/17	(98)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	17

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	197,896	USD	146,619	JPMorgan Chase Bank N.A.	6/21/17	$ (60)
CAD	25,841	USD	19,197	JPMorgan Chase Bank N.A.	6/21/17	(60)
CAD	74,282	USD	55,047	JPMorgan Chase Bank N.A.	6/21/17	(35)
EUR	217,481	USD	244,871	JPMorgan Chase Bank N.A.	6/21/17	(278)
EUR	51,456	USD	57,933	JPMorgan Chase Bank N.A.	6/21/17	(62)
EUR	51,456	USD	57,930	JPMorgan Chase Bank N.A.	6/21/17	(60)
EUR	51,456	USD	57,931	JPMorgan Chase Bank N.A.	6/21/17	(60)
EUR	51,456	USD	57,930	JPMorgan Chase Bank N.A.	6/21/17	(59)
EUR	51,456	USD	57,929	JPMorgan Chase Bank N.A.	6/21/17	(59)
EUR	33,572	USD	37,800	JPMorgan Chase Bank N.A.	6/21/17	(43)
EUR	7,944	USD	8,944	JPMorgan Chase Bank N.A.	6/21/17	(10)
EUR	7,944	USD	8,944	JPMorgan Chase Bank N.A.	6/21/17	(9)
EUR	7,944	USD	8,943	JPMorgan Chase Bank N.A.	6/21/17	(9)
EUR	7,944	USD	8,944	JPMorgan Chase Bank N.A.	6/21/17	(9)
EUR	7,944	USD	8,943	JPMorgan Chase Bank N.A.	6/21/17	(9)
GBP	658,505	USD	851,597	JPMorgan Chase Bank N.A.	6/21/17	(2,553)
GBP	316,482	USD	410,244	JPMorgan Chase Bank N.A.	6/21/17	(2,187)
GBP	128,834	USD	167,879	JPMorgan Chase Bank N.A.	6/21/17	(1,767)
GBP	196,969	USD	255,661	JPMorgan Chase Bank N.A.	6/21/17	(1,699)
GBP	259,237	USD	335,781	JPMorgan Chase Bank N.A.	6/21/17	(1,533)
GBP	216,094	USD	279,804	JPMorgan Chase Bank N.A.	6/21/17	(1,183)
GBP	97,711	USD	127,122	JPMorgan Chase Bank N.A.	6/21/17	(1,139)
GBP	182,150	USD	235,953	JPMorgan Chase Bank N.A.	6/21/17	(1,098)
GBP	186,532	USD	241,532	JPMorgan Chase Bank N.A.	6/21/17	(1,027)
GBP	43,359	USD	56,410	JPMorgan Chase Bank N.A.	6/21/17	(505)
GBP	30,696	USD	39,999	JPMorgan Chase Bank N.A.	6/21/17	(421)
GBP	67,269	USD	87,032	JPMorgan Chase Bank N.A.	6/21/17	(299)
GBP	264,801	USD	341,701	JPMorgan Chase Bank N.A.	6/21/17	(280)
GBP	98,107	USD	126,744	JPMorgan Chase Bank N.A.	6/21/17	(250)
GBP	44,426	USD	57,524	JPMorgan Chase Bank N.A.	6/21/17	(243)
GBP	16,460	USD	21,400	JPMorgan Chase Bank N.A.	6/21/17	(177)
GBP	13,664	USD	17,736	JPMorgan Chase Bank N.A.	6/21/17	(118)
GBP	57,022	USD	73,587	JPMorgan Chase Bank N.A.	6/21/17	(65)
GBP	36,926	USD	47,669	JPMorgan Chase Bank N.A.	6/21/17	(59)
GBP	33,249	USD	42,905	JPMorgan Chase Bank N.A.	6/21/17	(35)
GBP	9,148	USD	11,805	JPMorgan Chase Bank N.A.	6/21/17	(10)
JPY	104,784,388	USD	967,505	JPMorgan Chase Bank N.A.	6/21/17	(20,439)
JPY	47,191,648	USD	434,435	JPMorgan Chase Bank N.A.	6/21/17	(7,906)
JPY	44,658,585	USD	407,766	JPMorgan Chase Bank N.A.	6/21/17	(4,132)
JPY	17,931,452	USD	164,871	JPMorgan Chase Bank N.A.	6/21/17	(2,802)
JPY	25,903,008	USD	235,698	JPMorgan Chase Bank N.A.	6/21/17	(1,580)
JPY	8,459,326	USD	77,779	JPMorgan Chase Bank N.A.	6/21/17	(1,322)
JPY	15,777,394	USD	143,562	JPMorgan Chase Bank N.A.	6/21/17	(963)
JPY	8,089,145	USD	73,956	JPMorgan Chase Bank N.A.	6/21/17	(844)
JPY	2,188,656	USD	20,208	JPMorgan Chase Bank N.A.	6/21/17	(427)
JPY	1,783,668	USD	16,415	JPMorgan Chase Bank N.A.	6/21/17	(294)
JPY	30,928,341	USD	279,817	JPMorgan Chase Bank N.A.	6/21/17	(279)
NOK	1,023,563	USD	122,640	JPMorgan Chase Bank N.A.	6/21/17	(1,456)
NOK	1,300,042	USD	154,178	JPMorgan Chase Bank N.A.	6/21/17	(261)

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,113,970	USD	132,113	JPMorgan Chase Bank N.A.	6/21/17	$ (225)
NOK	731,432	USD	86,617	JPMorgan Chase Bank N.A.	6/21/17	(19)
NOK	91,733	USD	10,879	JPMorgan Chase Bank N.A.	6/21/17	(19)
NOK	226,324	USD	26,801	JPMorgan Chase Bank N.A.	6/21/17	(6)
USD	202,041	AUD	275,272	JPMorgan Chase Bank N.A.	6/21/17	(2,431)
USD	232,863	AUD	316,763	JPMorgan Chase Bank N.A.	6/21/17	(2,428)
USD	396,327	AUD	535,199	JPMorgan Chase Bank N.A.	6/21/17	(1,218)
USD	215,636	AUD	291,824	JPMorgan Chase Bank N.A.	6/21/17	(1,130)
USD	157,819	AUD	213,921	JPMorgan Chase Bank N.A.	6/21/17	(1,081)
USD	376,519	AUD	508,140	JPMorgan Chase Bank N.A.	6/21/17	(927)
USD	35,812	AUD	48,584	JPMorgan Chase Bank N.A.	6/21/17	(276)
USD	661	AUD	901	JPMorgan Chase Bank N.A.	6/21/17	(8)
USD	478,022	CAD	657,038	JPMorgan Chase Bank N.A.	6/21/17	(8,570)
USD	631,749	CAD	862,523	JPMorgan Chase Bank N.A.	6/21/17	(7,023)
USD	454,196	CAD	622,026	JPMorgan Chase Bank N.A.	6/21/17	(6,467)
USD	556,975	CAD	760,013	JPMorgan Chase Bank N.A.	6/21/17	(5,879)
USD	317,252	CAD	435,432	JPMorgan Chase Bank N.A.	6/21/17	(5,223)
USD	500,846	CAD	682,586	JPMorgan Chase Bank N.A.	6/21/17	(4,668)
USD	299,296	CAD	410,109	JPMorgan Chase Bank N.A.	6/21/17	(4,425)
USD	535,204	CAD	728,508	JPMorgan Chase Bank N.A.	6/21/17	(4,319)
USD	372,184	CAD	507,125	JPMorgan Chase Bank N.A.	6/21/17	(3,385)
USD	167,526	CAD	229,402	JPMorgan Chase Bank N.A.	6/21/17	(2,366)
USD	153,012	CAD	209,769	JPMorgan Chase Bank N.A.	6/21/17	(2,340)
USD	183,585	CAD	250,868	JPMorgan Chase Bank N.A.	6/21/17	(2,204)
USD	172,284	CAD	235,524	JPMorgan Chase Bank N.A.	6/21/17	(2,141)
USD	100,366	CAD	137,595	JPMorgan Chase Bank N.A.	6/21/17	(1,535)
USD	114,584	CAD	156,579	JPMorgan Chase Bank N.A.	6/21/17	(1,376)
USD	111,224	CAD	151,550	JPMorgan Chase Bank N.A.	6/21/17	(1,012)
USD	70,118	CAD	96,027	JPMorgan Chase Bank N.A.	6/21/17	(998)
USD	554,578	CAD	749,992	JPMorgan Chase Bank N.A.	6/21/17	(855)
USD	49,782	CAD	68,221	JPMorgan Chase Bank N.A.	6/21/17	(741)
USD	50,482	CAD	69,128	JPMorgan Chase Bank N.A.	6/21/17	(713)
USD	141,985	CAD	192,631	JPMorgan Chase Bank N.A.	6/21/17	(675)
USD	25,102	CAD	34,503	JPMorgan Chase Bank N.A.	6/21/17	(450)
USD	20,649	CAD	28,297	JPMorgan Chase Bank N.A.	6/21/17	(307)
USD	61,660	CAD	83,387	JPMorgan Chase Bank N.A.	6/21/17	(95)
USD	133,134	CAD	179,864	JPMorgan Chase Bank N.A.	6/21/17	(71)
USD	40,408	CAD	54,591	JPMorgan Chase Bank N.A.	6/21/17	(22)
USD	5,403,072	EUR	5,098,291	JPMorgan Chase Bank N.A.	6/21/17	(352,612)
USD	2,557,853	EUR	2,413,567	JPMorgan Chase Bank N.A.	6/21/17	(156,601)
USD	659,958	EUR	616,427	JPMorgan Chase Bank N.A.	6/21/17	(33,316)
USD	604,604	EUR	565,010	JPMorgan Chase Bank N.A.	6/21/17	(30,843)
USD	364,134	EUR	343,024	JPMorgan Chase Bank N.A.	6/21/17	(21,653)
USD	365,580	EUR	335,591	JPMorgan Chase Bank N.A.	6/21/17	(11,847)
USD	157,436	EUR	147,472	JPMorgan Chase Bank N.A.	6/21/17	(8,421)
USD	213,127	EUR	194,638	JPMorgan Chase Bank N.A.	6/21/17	(5,775)
USD	92,950	EUR	87,249	JPMorgan Chase Bank N.A.	6/21/17	(5,176)
USD	98,696	EUR	90,600	JPMorgan Chase Bank N.A.	6/21/17	(3,198)
USD	802,792	EUR	716,462	JPMorgan Chase Bank N.A.	6/21/17	(2,987)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	19

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	602,146	EUR	537,375	JPMorgan Chase Bank N.A.	6/21/17	$ (2,220)
USD	37,004	EUR	34,820	JPMorgan Chase Bank N.A.	6/21/17	(2,157)
USD	70,704	EUR	64,272	JPMorgan Chase Bank N.A.	6/21/17	(1,580)
USD	29,526	EUR	27,657	JPMorgan Chase Bank N.A.	6/21/17	(1,579)
USD	22,938	EUR	21,531	JPMorgan Chase Bank N.A.	6/21/17	(1,277)
USD	737,642	GBP	605,914	JPMorgan Chase Bank N.A.	6/21/17	(43,594)
USD	566,237	GBP	466,225	JPMorgan Chase Bank N.A.	6/21/17	(34,891)
USD	509,290	GBP	407,215	JPMorgan Chase Bank N.A.	6/21/17	(15,754)
USD	537,460	GBP	427,509	JPMorgan Chase Bank N.A.	6/21/17	(13,750)
USD	400,441	GBP	320,780	JPMorgan Chase Bank N.A.	6/21/17	(13,157)
USD	399,278	GBP	319,640	JPMorgan Chase Bank N.A.	6/21/17	(12,850)
USD	438,493	GBP	348,386	JPMorgan Chase Bank N.A.	6/21/17	(10,699)
USD	294,634	GBP	236,448	JPMorgan Chase Bank N.A.	6/21/17	(10,231)
USD	349,149	GBP	278,308	JPMorgan Chase Bank N.A.	6/21/17	(9,688)
USD	133,364	GBP	109,284	JPMorgan Chase Bank N.A.	6/21/17	(7,542)
USD	125,001	GBP	102,649	JPMorgan Chase Bank N.A.	6/21/17	(7,350)
USD	170,617	GBP	136,443	JPMorgan Chase Bank N.A.	6/21/17	(5,306)
USD	164,168	GBP	131,268	JPMorgan Chase Bank N.A.	6/21/17	(5,082)
USD	139,745	GBP	111,443	JPMorgan Chase Bank N.A.	6/21/17	(3,945)
USD	109,305	GBP	87,706	JPMorgan Chase Bank N.A.	6/21/17	(3,779)
USD	65,977	GBP	54,077	JPMorgan Chase Bank N.A.	6/21/17	(3,747)
USD	100,083	GBP	80,318	JPMorgan Chase Bank N.A.	6/21/17	(3,475)
USD	51,081	GBP	41,947	JPMorgan Chase Bank N.A.	6/21/17	(3,003)
USD	71,021	GBP	57,119	JPMorgan Chase Bank N.A.	6/21/17	(2,625)
USD	44,363	GBP	36,441	JPMorgan Chase Bank N.A.	6/21/17	(2,622)
USD	65,907	GBP	53,006	JPMorgan Chase Bank N.A.	6/21/17	(2,436)
USD	67,944	GBP	54,331	JPMorgan Chase Bank N.A.	6/21/17	(2,108)
USD	34,054	GBP	28,039	JPMorgan Chase Bank N.A.	6/21/17	(2,098)
USD	272,617	GBP	212,970	JPMorgan Chase Bank N.A.	6/21/17	(1,976)
USD	56,659	GBP	45,382	JPMorgan Chase Bank N.A.	6/21/17	(1,854)
USD	28,662	GBP	23,487	JPMorgan Chase Bank N.A.	6/21/17	(1,621)
USD	28,985	GBP	23,694	JPMorgan Chase Bank N.A.	6/21/17	(1,565)
USD	46,267	GBP	37,063	JPMorgan Chase Bank N.A.	6/21/17	(1,520)
USD	36,618	GBP	29,579	JPMorgan Chase Bank N.A.	6/21/17	(1,519)
USD	47,653	GBP	38,102	JPMorgan Chase Bank N.A.	6/21/17	(1,474)
USD	151,382	GBP	118,218	JPMorgan Chase Bank N.A.	6/21/17	(1,043)
USD	24,407	GBP	19,662	JPMorgan Chase Bank N.A.	6/21/17	(944)
USD	159,627	GBP	124,358	JPMorgan Chase Bank N.A.	6/21/17	(714)
USD	23,670	GBP	18,828	JPMorgan Chase Bank N.A.	6/21/17	(606)
USD	99,081	GBP	77,260	JPMorgan Chase Bank N.A.	6/21/17	(534)
USD	111,593	GBP	86,937	JPMorgan Chase Bank N.A.	6/21/17	(499)
USD	81,303	GBP	63,397	JPMorgan Chase Bank N.A.	6/21/17	(438)
USD	3,800	GBP	3,115	JPMorgan Chase Bank N.A.	6/21/17	(216)
USD	4,081	GBP	3,267	JPMorgan Chase Bank N.A.	6/21/17	(131)
USD	16,988	GBP	13,271	JPMorgan Chase Bank N.A.	6/21/17	(123)
USD	3,114	GBP	2,494	JPMorgan Chase Bank N.A.	6/21/17	(102)
USD	41,372	GBP	32,150	JPMorgan Chase Bank N.A.	6/21/17	(81)
USD	19,039	GBP	14,796	JPMorgan Chase Bank N.A.	6/21/17	(38)
USD	481,544	JPY	54,340,224	JPMorgan Chase Bank N.A.	6/21/17	(9,595)

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	859,005	JPY	95,981,226	JPMorgan Chase Bank N.A.	6/21/17	$ (8,495)
USD	190,427	JPY	21,833,059	JPMorgan Chase Bank N.A.	6/21/17	(6,906)
USD	601,431	JPY	67,190,315	JPMorgan Chase Bank N.A.	6/21/17	(5,850)
USD	167,715	JPY	19,161,813	JPMorgan Chase Bank N.A.	6/21/17	(5,474)
USD	529,800	JPY	59,185,889	JPMorgan Chase Bank N.A.	6/21/17	(5,136)
USD	816,831	JPY	90,860,832	JPMorgan Chase Bank N.A.	6/21/17	(4,390)
USD	126,503	JPY	14,413,317	JPMorgan Chase Bank N.A.	6/21/17	(3,768)
USD	105,572	JPY	12,061,898	JPMorgan Chase Bank N.A.	6/21/17	(3,446)
USD	96,270	JPY	11,008,053	JPMorgan Chase Bank N.A.	6/21/17	(3,223)
USD	591,431	JPY	65,768,636	JPMorgan Chase Bank N.A.	6/21/17	(3,001)
USD	102,161	JPY	11,528,483	JPMorgan Chase Bank N.A.	6/21/17	(2,036)
USD	131,142	JPY	14,726,073	JPMorgan Chase Bank N.A.	6/21/17	(1,956)
USD	384,435	JPY	42,727,828	JPMorgan Chase Bank N.A.	6/21/17	(1,749)
USD	180,014	JPY	20,110,057	JPMorgan Chase Bank N.A.	6/21/17	(1,745)
USD	45,952	JPY	5,235,566	JPMorgan Chase Bank N.A.	6/21/17	(1,369)
USD	61,093	JPY	6,906,231	JPMorgan Chase Bank N.A.	6/21/17	(1,327)
USD	625,456	JPY	69,346,850	JPMorgan Chase Bank N.A.	6/21/17	(1,317)
USD	30,482	JPY	3,494,885	JPMorgan Chase Bank N.A.	6/21/17	(1,105)
USD	267,068	JPY	29,653,544	JPMorgan Chase Bank N.A.	6/21/17	(947)
USD	27,298	JPY	3,121,344	JPMorgan Chase Bank N.A.	6/21/17	(914)
USD	153,821	JPY	17,110,383	JPMorgan Chase Bank N.A.	6/21/17	(827)
USD	38,890	JPY	4,358,223	JPMorgan Chase Bank N.A.	6/21/17	(500)
USD	60,016	JPY	6,693,769	JPMorgan Chase Bank N.A.	6/21/17	(484)
USD	95,485	JPY	10,615,622	JPMorgan Chase Bank N.A.	6/21/17	(462)
USD	94,282	JPY	10,481,966	JPMorgan Chase Bank N.A.	6/21/17	(456)
USD	115,730	JPY	12,849,903	JPMorgan Chase Bank N.A.	6/21/17	(410)
USD	8,430	JPY	962,327	JPMorgan Chase Bank N.A.	6/21/17	(267)
USD	121,751	JPY	13,499,033	JPMorgan Chase Bank N.A.	6/21/17	(256)
USD	486,070	JPY	53,793,258	JPMorgan Chase Bank N.A.	6/21/17	(126)
USD	181,411	JPY	20,076,753	JPMorgan Chase Bank N.A.	6/21/17	(47)
USD	42,211	JPY	4,674,566	JPMorgan Chase Bank N.A.	6/21/17	(39)
USD	4,764	JPY	529,815	JPMorgan Chase Bank N.A.	6/21/17	(24)
USD	31,696	JPY	3,508,920	JPMorgan Chase Bank N.A.	6/21/17	(18)
USD	273,112	JPY	30,217,880	JPMorgan Chase Bank N.A.	6/21/17	(4)
USD	726,323	NOK	6,248,585	JPMorgan Chase Bank N.A.	6/21/17	(13,475)
USD	578,972	NOK	4,959,024	JPMorgan Chase Bank N.A.	6/21/17	(8,149)
USD	557,418	NOK	4,771,303	JPMorgan Chase Bank N.A.	6/21/17	(7,478)
USD	208,848	NOK	1,797,041	JPMorgan Chase Bank N.A.	6/21/17	(3,911)
USD	109,545	NOK	948,778	JPMorgan Chase Bank N.A.	6/21/17	(2,785)
USD	138,080	NOK	1,189,614	JPMorgan Chase Bank N.A.	6/21/17	(2,764)
USD	160,955	NOK	1,381,389	JPMorgan Chase Bank N.A.	6/21/17	(2,594)
USD	157,689	NOK	1,353,597	JPMorgan Chase Bank N.A.	6/21/17	(2,570)
USD	85,121	NOK	739,569	JPMorgan Chase Bank N.A.	6/21/17	(2,440)
USD	161,350	NOK	1,381,087	JPMorgan Chase Bank N.A.	6/21/17	(2,163)
USD	168,918	NOK	1,444,708	JPMorgan Chase Bank N.A.	6/21/17	(2,128)
USD	82,829	NOK	716,374	JPMorgan Chase Bank N.A.	6/21/17	(1,986)
USD	124,869	NOK	1,070,230	JPMorgan Chase Bank N.A.	6/21/17	(1,840)
USD	94,784	NOK	815,004	JPMorgan Chase Bank N.A.	6/21/17	(1,708)
USD	115,133	NOK	985,051	JPMorgan Chase Bank N.A.	6/21/17	(1,491)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	21

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	75,340	NOK	648,261	JPMorgan Chase Bank N.A.	6/21/17	$ (1,411)
USD	74,278	NOK	638,919	JPMorgan Chase Bank N.A.	6/21/17	(1,366)
USD	89,646	NOK	768,423	JPMorgan Chase Bank N.A.	6/21/17	(1,331)
USD	101,859	NOK	870,100	JPMorgan Chase Bank N.A.	6/21/17	(1,156)
USD	62,700	NOK	539,317	JPMorgan Chase Bank N.A.	6/21/17	(1,152)
USD	136,154	NOK	1,159,049	JPMorgan Chase Bank N.A.	6/21/17	(1,071)
USD	68,549	NOK	586,157	JPMorgan Chase Bank N.A.	6/21/17	(848)
USD	29,659	NOK	255,401	JPMorgan Chase Bank N.A.	6/21/17	(579)
USD	26,914	NOK	231,540	JPMorgan Chase Bank N.A.	6/21/17	(499)
USD	21,479	NOK	185,353	JPMorgan Chase Bank N.A.	6/21/17	(466)
USD	16,666	NOK	143,400	JPMorgan Chase Bank N.A.	6/21/17	(312)
USD	21,454	NOK	183,755	JPMorgan Chase Bank N.A.	6/21/17	(302)
USD	22,303	NOK	190,909	JPMorgan Chase Bank N.A.	6/21/17	(299)
USD	96,413	NOK	816,123	JPMorgan Chase Bank N.A.	6/21/17	(211)
USD	7,806	NOK	67,645	JPMorgan Chase Bank N.A.	6/21/17	(202)
USD	16,913	NOK	144,478	JPMorgan Chase Bank N.A.	6/21/17	(192)
USD	9,755	NOK	83,912	JPMorgan Chase Bank N.A.	6/21/17	(179)
USD	28,350	NOK	240,604	JPMorgan Chase Bank N.A.	6/21/17	(136)
USD	19,817	NOK	168,473	JPMorgan Chase Bank N.A.	6/21/17	(129)
USD	16,591	NOK	141,049	JPMorgan Chase Bank N.A.	6/21/17	(108)
USD	2,017	NOK	17,307	JPMorgan Chase Bank N.A.	6/21/17	(32)
USD	642,379	NZD	928,720	JPMorgan Chase Bank N.A.	6/21/17	(15,333)
USD	178,091	NZD	257,475	JPMorgan Chase Bank N.A.	6/21/17	(4,251)
USD	145,890	NZD	209,898	JPMorgan Chase Bank N.A.	6/21/17	(2,759)
USD	97,796	NZD	140,862	JPMorgan Chase Bank N.A.	6/21/17	(1,961)
USD	112,326	NZD	161,328	JPMorgan Chase Bank N.A.	6/21/17	(1,925)
USD	103,691	NZD	148,836	JPMorgan Chase Bank N.A.	6/21/17	(1,713)
USD	92,603	NZD	133,152	JPMorgan Chase Bank N.A.	6/21/17	(1,694)
USD	143,866	NZD	205,534	JPMorgan Chase Bank N.A.	6/21/17	(1,692)
USD	68,714	NZD	99,226	JPMorgan Chase Bank N.A.	6/21/17	(1,557)
USD	127,331	NZD	181,907	JPMorgan Chase Bank N.A.	6/21/17	(1,494)
USD	38,108	NZD	55,681	JPMorgan Chase Bank N.A.	6/21/17	(1,325)
USD	58,835	NZD	84,784	JPMorgan Chase Bank N.A.	6/21/17	(1,208)
USD	95,673	NZD	136,690	JPMorgan Chase Bank N.A.	6/21/17	(1,129)
USD	39,095	NZD	56,718	JPMorgan Chase Bank N.A.	6/21/17	(1,073)
USD	30,192	NZD	44,115	JPMorgan Chase Bank N.A.	6/21/17	(1,050)
USD	51,501	NZD	74,097	JPMorgan Chase Bank N.A.	6/21/17	(974)
USD	97,995	NZD	139,678	JPMorgan Chase Bank N.A.	6/21/17	(924)
USD	66,058	NZD	94,547	JPMorgan Chase Bank N.A.	6/21/17	(899)
USD	72,872	NZD	104,166	JPMorgan Chase Bank N.A.	6/21/17	(897)
USD	43,849	NZD	63,043	JPMorgan Chase Bank N.A.	6/21/17	(798)
USD	37,911	NZD	54,631	JPMorgan Chase Bank N.A.	6/21/17	(779)
USD	63,637	NZD	90,921	JPMorgan Chase Bank N.A.	6/21/17	(753)
USD	26,206	NZD	37,958	JPMorgan Chase Bank N.A.	6/21/17	(676)
USD	59,747	NZD	85,106	JPMorgan Chase Bank N.A.	6/21/17	(524)
USD	82,562	NZD	117,309	JPMorgan Chase Bank N.A.	6/21/17	(515)
USD	46,550	NZD	66,360	JPMorgan Chase Bank N.A.	6/21/17	(445)
USD	73,195	NZD	103,974	JPMorgan Chase Bank N.A.	6/21/17	(438)
USD	37,465	NZD	53,508	JPMorgan Chase Bank N.A.	6/21/17	(429)

22	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,331	NZD	50,479	JPMorgan Chase Bank N.A.	6/21/17	$ (418)
USD	40,658	NZD	57,992	JPMorgan Chase Bank N.A.	6/21/17	(412)
USD	56,281	NZD	80,045	JPMorgan Chase Bank N.A.	6/21/17	(406)
USD	12,531	NZD	18,221	JPMorgan Chase Bank N.A.	6/21/17	(373)
USD	46,748	NZD	66,491	JPMorgan Chase Bank N.A.	6/21/17	(341)
USD	23,329	NZD	33,359	JPMorgan Chase Bank N.A.	6/21/17	(296)
USD	30,510	NZD	43,485	JPMorgan Chase Bank N.A.	6/21/17	(285)
USD	10,167	NZD	14,727	JPMorgan Chase Bank N.A.	6/21/17	(262)
USD	24,957	NZD	35,570	JPMorgan Chase Bank N.A.	6/21/17	(233)
USD	10,621	NZD	15,303	JPMorgan Chase Bank N.A.	6/21/17	(216)
USD	16,912	NZD	24,163	JPMorgan Chase Bank N.A.	6/21/17	(200)
USD	31,680	NZD	45,001	JPMorgan Chase Bank N.A.	6/21/17	(190)
USD	5,934	NZD	8,628	JPMorgan Chase Bank N.A.	6/21/17	(177)
USD	10,195	NZD	14,636	JPMorgan Chase Bank N.A.	6/21/17	(171)
USD	24,439	NZD	34,692	JPMorgan Chase Bank N.A.	6/21/17	(129)
USD	13,219	NZD	18,844	JPMorgan Chase Bank N.A.	6/21/17	(126)
USD	9,720	NZD	13,887	JPMorgan Chase Bank N.A.	6/21/17	(114)
USD	7,905	NZD	11,254	JPMorgan Chase Bank N.A.	6/21/17	(65)
USD	3,341	NZD	4,799	JPMorgan Chase Bank N.A.	6/21/17	(57)
USD	4,655	NZD	6,608	JPMorgan Chase Bank N.A.	6/21/17	(25)
USD	987	NZD	1,408	JPMorgan Chase Bank N.A.	6/21/17	(10)
USD	859	NZD	1,227	JPMorgan Chase Bank N.A.	6/21/17	(10)
USD	5,752,369	SEK	51,631,648	JPMorgan Chase Bank N.A.	6/21/17	(195,720)
USD	246,005	SEK	2,202,479	JPMorgan Chase Bank N.A.	6/21/17	(7,725)
USD	176,259	SEK	1,594,230	JPMorgan Chase Bank N.A.	6/21/17	(7,400)
USD	183,194	SEK	1,639,256	JPMorgan Chase Bank N.A.	6/21/17	(5,651)
USD	162,386	SEK	1,457,296	JPMorgan Chase Bank N.A.	6/21/17	(5,498)
USD	120,905	SEK	1,094,197	JPMorgan Chase Bank N.A.	6/21/17	(5,149)
USD	147,887	SEK	1,328,013	JPMorgan Chase Bank N.A.	6/21/17	(5,103)
USD	111,788	SEK	1,006,568	JPMorgan Chase Bank N.A.	6/21/17	(4,171)
USD	140,544	SEK	1,252,740	JPMorgan Chase Bank N.A.	6/21/17	(3,774)
USD	106,689	SEK	957,084	JPMorgan Chase Bank N.A.	6/21/17	(3,569)
USD	129,835	SEK	1,151,094	JPMorgan Chase Bank N.A.	6/21/17	(2,774)
USD	63,161	SEK	569,133	JPMorgan Chase Bank N.A.	6/21/17	(2,404)
USD	154,788	SEK	1,363,594	JPMorgan Chase Bank N.A.	6/21/17	(2,301)
USD	129,409	SEK	1,139,776	JPMorgan Chase Bank N.A.	6/21/17	(1,896)
USD	149,218	SEK	1,307,989	JPMorgan Chase Bank N.A.	6/21/17	(1,465)
USD	44,023	SEK	393,735	JPMorgan Chase Bank N.A.	6/21/17	(1,337)
USD	41,098	SEK	367,390	JPMorgan Chase Bank N.A.	6/21/17	(1,226)
USD	34,896	SEK	313,215	JPMorgan Chase Bank N.A.	6/21/17	(1,187)
USD	106,893	SEK	937,329	JPMorgan Chase Bank N.A.	6/21/17	(1,090)
USD	38,910	SEK	346,514	JPMorgan Chase Bank N.A.	6/21/17	(1,009)
USD	53,830	SEK	475,321	JPMorgan Chase Bank N.A.	6/21/17	(928)
USD	202,024	SEK	1,761,449	JPMorgan Chase Bank N.A.	6/21/17	(899)
USD	94,165	SEK	825,124	JPMorgan Chase Bank N.A.	6/21/17	(891)
USD	21,942	SEK	197,365	JPMorgan Chase Bank N.A.	6/21/17	(795)
USD	78,125	SEK	683,904	JPMorgan Chase Bank N.A.	6/21/17	(662)
USD	15,338	SEK	138,807	JPMorgan Chase Bank N.A.	6/21/17	(653)
USD	72,578	SEK	633,802	JPMorgan Chase Bank N.A.	6/21/17	(437)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	23

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,790	SEK	175,453	JPMorgan Chase Bank N.A.	6/21/17	$(423)
USD	62,367	SEK	544,962	JPMorgan Chase Bank N.A.	6/21/17	(414)
USD	7,861	SEK	70,551	JPMorgan Chase Bank N.A.	6/21/17	(266)
USD	23,643	SEK	207,423	JPMorgan Chase Bank N.A.	6/21/17	(253)
USD	5,662	SEK	50,842	JPMorgan Chase Bank N.A.	6/21/17	(195)
USD	7,014	SEK	62,520	JPMorgan Chase Bank N.A.	6/21/17	(188)
USD	14,948	SEK	131,351	JPMorgan Chase Bank N.A.	6/21/17	(184)
USD	46,541	SEK	405,357	JPMorgan Chase Bank N.A.	6/21/17	(158)
USD	28,588	SEK	248,675	JPMorgan Chase Bank N.A.	6/21/17	(60)
USD	5,438	SEK	47,712	JPMorgan Chase Bank N.A.	6/21/17	(58)
USD	11,770	SEK	102,619	JPMorgan Chase Bank N.A.	6/21/17	(52)
USD	3,031	SEK	26,555	JPMorgan Chase Bank N.A.	6/21/17	(29)
USD	2,765	SEK	24,205	JPMorgan Chase Bank N.A.	6/21/17	(24)
USD	1,842	SEK	16,021	JPMorgan Chase Bank N.A.	6/21/17	(4)
USD	181,091	EUR	161,500	J.P. Morgan Securities LLC	6/23/17	(563)
USD	2,287,246	EUR	2,138,500	Bank of America N.A.	6/27/17	(118,651)
USD	164,353	EUR	146,900	Bank of America N.A.	6/27/17	(915)

						(1,838,881)
Net Unrealized Depreciation						$(622,623)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Allergan PLC	Call	6/16/17	USD	295.00	10	$105
Anadarko Petroleum Corp.	Call	6/16/17	USD	60.00	19	38
Arconic, Inc.	Call	6/16/17	USD	32.00	30	180
iPath S&P 500 VIX Short-Term Futures ETN[1]	Call	6/16/17	USD	14.00	17	757
SPDR S&P Oil & Gas Exploration & Production ETF	Call	6/16/17	USD	37.00	250	750
Telefonica SA — ADR	Call	6/16/17	USD	12.50	53	530
Telefonica SA — ADR	Call	6/16/17	USD	10.00	2	250
William Lyon Homes, Class A	Call	6/16/17	USD	25.00	8	100
Arconic, Inc.	Call	7/21/17	USD	32.00	11	204
General Mills, Inc.	Call	7/21/17	USD	70.00	73	1,679
General Mills, Inc.	Call	7/21/17	USD	55.00	32	8,736
Verizon Communications, Inc.	Call	8/18/17	USD	45.00	80	17,317
Comcast Corp.	Call	9/15/17	USD	42.50	124	17,050
Comcast Corp.	Call	9/15/17	USD	32.50	102	96,900
iPath S&P 500 VIX Short-Term Futures ETN[1]	Call	9/15/17	USD	14.00	17	2,737
Telefonica SA — ADR	Call	9/15/17	USD	10.00	18	2,340
Telefonica SA — ADR	Call	9/15/17	USD	12.50	2	15
Dell Technologies, Inc.	Call	10/20/17	USD	55.00	22	33,880
Zions Bancorp	Call	10/20/17	USD	42.00	50	9,875
3M Co.	Call	1/19/18	USD	210.00	51	34,935
3M Co.	Call	1/19/18	USD	160.00	33	148,170
Ctrip.Com International Ltd. — GDR	Call	1/19/18	USD	47.50	15	14,175
iShares MSCI Brazil Capped ETF	Call	1/19/18	USD	34.00	101	41,158
iShares MSCI Emerging Markets ETF	Call	1/19/18	USD	41.00	375	89,250
Mondelez International, Inc., Class A	Call	1/19/18	USD	30.00	23	37,778
Mondelez International, Inc., Class A	Call	1/19/18	USD	55.00	14	1,036
RH	Call	1/19/18	USD	80.00	16	2,440

24	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Walt Disney Co.	Call	1/19/18	USD	90.00	21	$39,690
Walt Disney Co.	Call	1/19/18	USD	140.00	17	272
Electricite de France SA	Call	6/15/18	EUR	8.00	140	25,556
Dominion Energy, Inc.	Put	6/16/17	USD	72.50	7	70
DXC Technology Co.	Put	6/16/17	USD	77.50	50	8,000
Glencore PLC	Put	6/16/17	GBP	2.90	32	4,247
iPath S&P 500 VIX Short-Term Futures ETN[1]	Put	6/16/17	USD	15.00	192	36,096
iShares iBoxx $ High Yield Corporate Bond ETF	Put	6/16/17	USD	86.00	70	385
United Continental Holdings, Inc.	Put	6/16/17	USD	70.00	20	210
S&P 500 Index	Put	6/30/17	USD	2,350.00	3	2,775
SunTrust Banks, Inc.	Put	7/21/17	USD	60.00	15	10,275
iPath S&P 500 VIX Short-Term Futures ETN[1]	Put	9/15/17	USD	11.00	331	18,536
iPath S&P 500 VIX Short-Term Futures ETN[1]	Put	9/15/17	USD	12.00	74	7,511
Palo Alto Networks, Inc.	Put	9/15/17	USD	80.00	15	1,013
Southwestern Energy Co.	Put	9/15/17	USD	5.00	20	480
Telefonica SA — ADR	Put	9/15/17	USD	10.00	46	920
Ctrip.Com International Ltd. — GDR	Put	1/19/18	USD	47.50	15	2,925
DISH Network Corp.	Put	1/19/18	USD	40.00	39	2,828
Golar LNG Ltd. USA	Put	1/19/18	USD	15.00	59	4,425
iShares MSCI Brazil Capped ETF	Put	1/19/18	USD	33.00	74	21,571
iShares MSCI Emerging Markets ETF	Put	1/19/18	USD	41.00	375	93,563
Tesla, Inc.	Put	1/19/18	USD	110.00	27	1,607
Total						$845,340

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Red Hat, Inc.	Call	UBS Securities LLC	6/16/17	USD	100.00	43	$645
Dollar General Corp.	Call	Jefferies LLC	8/18/17	USD	70.00	30	15,900
Amphenol Corp.	Put	UBS Securities LLC	7/21/17	USD	70.00	30	1,350
Snap, Inc.	Put	UBS Securities LLC	8/18/17	USD	20.00	84	19,530
Total							$37,425

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares MSCI Brazil Capped ETF	Call	6/16/17	USD	34.00	52	$(9,646)
VMware, Inc.	Call	6/16/17	USD	90.00	20	(16,700)
General Mills, Inc.	Call	7/21/17	USD	62.50	32	(1,312)
iShares MSCI Brazil Capped ETF	Call	7/21/17	USD	34.00	49	(10,976)
Comcast Corp.	Call	9/15/17	USD	37.50	206	(96,305)
VMware, Inc.	Call	10/20/17	USD	90.00	22	(22,660)
3M Co.	Call	1/19/18	USD	180.00	62	(168,020)
Mondelez International, Inc., Class A	Call	1/19/18	USD	42.00	35	(21,700)
S&P 500 Index	Call	1/19/18	USD	2,400.00	5	(50,000)
Walt Disney Co.	Call	1/19/18	USD	110.00	35	(16,275)
iPath S&P 500 VIX Short-Term Futures ETN[1]	Put	6/16/17	USD	13.00	50	(1,800)
iShares MSCI Brazil Capped ETF	Put	6/16/17	USD	33.00	39	(1,658)
iShares MSCI Brazil Capped ETF	Put	7/21/17	USD	33.00	35	(3,815)
S&P 500 Index	Put	1/19/18	USD	2,400.00	5	(46,825)
Total						$(467,692)

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	25

Consolidated Schedule of Investments (continued)

Centrally Cleared Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Republic of France	0.25%	12/20/19	USD	900	$ 2,256
Republic of France	0.25%	12/20/19	USD	900	(7,103)
Enel SpA	1.00%	6/20/22	USD	173	(1,745)
J.C. Penney Co., Inc.	5.00%	10/15/36	USD	250	(926)
Total					$(7,518)

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Stena AB	5.00%	J.P. Morgan Securities LLC	12/20/21	EUR	200	$ 4,891	$21,845	$(16,954)
Caterpillar, Inc.	1.00%	Morgan Stanley & Co. International PLC	12/20/21	USD	200	(5,890)	(3,292)	(2,598)
Total						$ (999)	$18,553	$(19,552)

      OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation
STOXX Europe 600 Index	1-month EURIBOR minus 1.50%[1]	Morgan Stanley & Co. International PLC	5/09/18	EUR 5,493	$1,717	—	$1,717
STOXX Europe 600 Utilities Index	1-month EURIBOR minus 1.50%[1]	Morgan Stanley & Co. International PLC	5/09/18	EUR 600	6,659	—	6,659
Total					$8,376	—	$8,376

[1]	The Fund pays the total return of the reference entity and receives the floating rate.

Reference Entity[1]	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	5/09/18-5/20/19	USD 1,591,516	$25,142	[2]	$1,605,582

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-679 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The Overnight Bank Funding Rate is the specified benchmark used in determining the variable rate of interest.

[2]	Amount includes $11,076 of net dividends and financing fees.

26	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Consolidated Schedule of Investments (continued)

The following tables represent the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 5/09/18-5/20/19:

	Shares	Value
Reference Entity — Long
Admiral Group PLC	4,422	$116,161
Arkema SA	2,039	213,214
Aroundtown Property Holdings PLC	49,659	257,167
Bayer AG	2,555	339,491
British Land Co. PLC	7,540	61,628
Electricite de France SA	6,171	66,460
Imperial Brands PLC	405	18,951
Lloyds Banking Group PLC	118,637	107,988
Phoenix Group Holdings	17,839	173,426
Reckitt Benckiser Group PLC	24	2,461
Renault SA	2,160	201,504
RSA Insurance Group PLC	7,758	62,591
South32 Ltd.	124,024	243,197
Tallgrass Energy Partners LP	118	5,853
Teleperformance	1,800	235,434
UBS Group AG	14,454	230,375
UNITE Group PLC	29,643	240,781
Vinci SA	4,337	379,345
Total Reference Entity — Long		2,956,027

	Shares	Value
Reference Entity — Short
Atlas Copco AB, Class A	(2,064)	$(76,358)
BHP Billiton PLC — ADR	(13,988)	(490,839)
Fraport AG Frankfurt Airport Services Worldwide	(390)	(31,635)
Glencore PLC	(47,260)	(174,081)
JM AB	(4,909)	(184,426)
LANXESS AG	(1,425)	(106,489)
Marks & Spencer Group PLC	(61)	(301)
METRO AG	(385)	(12,902)
Provident Financial PLC	(1,515)	(59,575)
SSE PLC	(4,576)	(88,879)
Unibail-Rodamco SE	(484)	(124,960)
Total Reference Entity — Short		(1,350,445)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$1,605,582

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017	27

Consolidated Schedule of Investments (concluded)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,737,144	—	$7,737,144
Common Stocks[1]	$15,893,503	1,962,167	$21,007	17,876,677
Corporate Bonds[1]	—	8,172,039	40	8,172,079
Floating Rate Loan Interests[1]	—	5,677,162	—	5,677,162
Foreign Government Obligations	—	522,151	—	522,151
Investment Companies	12,263,210	—	—	12,263,210
Non-Agency Mortgage-Backed Securities	—	7,841,475	—	7,841,475
Other Interests	—	—	12	12
Preferred Securities[1]	1,854,763	765,161	—	2,619,924
Taxable Municipal Bonds	—	247,843	—	247,843
U.S. Government Sponsored Agency Securities	—	3,073,984	—	3,073,984
Warrants[1]	1,027,075	14,450	—	1,041,525
Short-Term Securities	31,539,448	—	—	31,539,448
Options Purchased:
Equity Contracts	841,093	41,672	—	882,765
Liabilities:
Investments Sold Short[1]	(17,966,819)	(2,063,854)	—	(20,030,673)

Total	$45,452,273	$33,991,394	$21,059	$79,464,726

1 See above Consolidated Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,256	—	$2,256
Equity contracts	$330,431	33,518	—	363,949
Foreign currency exchange contracts	—	1,216,258	—	1,216,258
Interest rate contracts	346,366	—	—	346,366
Liabilities:
Credit contracts	—	(29,326)	—	(29,326)
Equity contracts	(754,692)	—	—	(754,692)
Foreign currency exchange contracts	—	(1,838,881)	—	(1,838,881)
Interest rate contracts	(436,910)	—	—	(436,910)
Total	$(514,805)	$(616,175)	—	$(1,130,980)

[1]

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts, swaps and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
Investment Companies	$2,365,728	—	—	$(2,365,728)
Preferred Securities:
Household Durables	—	$(264,720)	$264,720	—
Warrants:
Media	—	(14,471)	14,471	—
Metals & Mining	—	(1,351)	1,351	—
Pharmaceuticals	—	(16,341)	16,341	—
Technology Hardware, Storage & Peripherals	—	(14,267)	14,267	—
Total	$2,365,728	$(311,150)	$311,150	$(2,365,728)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

28	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 24, 2017